UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 11/30/2014

Item 1 – Report to Stockholders

NOVEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

FDP Series, Inc.

>	MFS Research International FDP Fund
>	Marsico Growth FDP Fund
>	Invesco Value FDP Fund
>	Franklin Templeton Total Return FDP Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

FDP Series, Inc. is part of the Funds Diversified PortfoliosSM (“FDP”) Service. You may receive separate shareholder reports for other funds available through the Service.

2	FDP SERIES, INC.	NOVEMBER 30, 2014

What’s Happened in the Markets

Dear Shareholder,

Financial markets generally had a strong first half of 2014 even as the U.S. Federal Reserve gradually reduced (or “tapered”) their asset purchase programs. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data had been temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance that the Fed had no imminent plans to increase short-term interest rates.

In the low-yield environment, more investors turned to equities, pushing major stock indices to record levels. However, investors eventually became wary of high valuations and began shedding stocks that had experienced significant price appreciation in 2013. A broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with their rising market prices. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure earlier in the year.

Volatility ticked up in the middle of the summer as geopolitical tensions escalated and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. Most asset classes declined in the third quarter, particularly the riskier and higher valued segments such as U.S. small cap and international stocks. In fixed income markets, high yield bonds struggled. U.S. large cap stocks and municipal bonds held their ground as investors were drawn to these more stable segments.

In the final two months of the period, U.S. markets outperformed other parts of the world, driven largely by stronger economic growth versus other developed countries, most notably in Europe. The divergence of central bank policy came into focus as the European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy. U.S. equities benefited from the foreign central bank flows, while lower rates in Europe and Japan helped support demand for higher quality long-term U.S. bonds offering relatively attractive yields.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.58%	16.86%
U.S. small cap equities (Russell 2000® Index)	4.09	3.99
International equities (MSCI Europe, Australasia, Far East Index)	(5.07)	(0.02)
Emerging market equities (MSCI Emerging Markets Index)	(0.82)	1.06
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.61	8.09
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.92	5.27
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.35	8.34
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.59)	4.52

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2014	MFS Research International FDP Fund

Investment Objective

MFS Research International FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2014, the Fund’s Institutional Shares performed in line with the primary benchmark, the MSCI Europe, Australasia and Far East (“EAFE”) Index, while the Fund’s Investor A and Investor C Shares underperformed the primary benchmark. For the same period, the Fund underperformed the secondary benchmark, the MSCI All Country World (excluding U.S.) Index. The following discussion of relative performance pertains to the MSCI EAFE Index.

What factors influenced performance?

•	Stock selection in the financial services sector was the primary contributor to performance relative to the benchmark index. Within the sector, the Fund’s overweight positions in the insurance company AIA Group Ltd. (Hong Kong) and the diversified banking firm DBS Group Holdings Ltd. (Singapore) boosted relative results. Stock selection in the consumer cyclical sector also contributed to returns. Elsewhere, the Fund benefited from not holding mining company BHP Billiton PLC (Australia) and oil & gas companies, BP PLC (United Kingdom) and Total SA (France). Additionally, the Fund’s overweight positions in telecommunications firm KDDI Corporation (Japan), health care company Novartis AG (Switzerland) and delivery services company Yamato Holdings Co. Ltd. (Japan) aided relative results. Additionally, the Fund’s currency exposure contributed to performance.
•	Conversely, stock selection in the consumer staples sector weighed on relative results. In addition, a lack of holdings in Toyota Motor Corporation hindered the relative performance of the Fund. The Fund’s overweight positions in oil services firm Technip SA (France), financial services company Standard Chartered PLC (United Kingdom), mining company Iluka Resources Ltd. (Australia), engineering firm JGC Corp. (Japan), natural gas company BG Group PLC (United Kingdom), financial institution Erste Group Bank AG (Austria), electrical equipment manufacturer Schneider Electric SE (France) and oil & gas company Royal Dutch Shell PLC, Class A (United Kingdom) negatively impacted relative performance. The Fund’s non-benchmark position in Sberbank of Russia also detracted from results.

Describe recent portfolio activity.

•	Within consumer cyclical stocks, the Fund sold value retailer Dollarama, Inc. (Canada), which had reached its price target, and purchased quick service restaurant chain Yum! Brands, Inc. (United States). In energy, the Fund’s position in Petroleo Brasiliero SA (Brazil) was sold early in the period after the Brazilian market rallied in anticipation of change in the country’s political leadership. Within health care, the Fund initiated a position in Terumo Corporation (Japan) and added to Roche Holding AG (Switzerland), while trimming an existing position in Novartis AG, Registered Shares (Switzerland) and eliminating GlaxoSmithKline PLC (United Kingdom) from the portfolio. In other sectors, the Fund added to its holdings in financial services company Prudential PLC (United Kingdom) and purchased shares of telecommunications firm Koninklijke KPN N.V. (Netherlands).

Describe portfolio positioning at period end.

•	The Fund is a sector-neutral portfolio that emphasizes bottom-up fundamental analysis and therefore, regional and industry allocations are strictly a by-product of where the investment advisor finds the most attractive opportunities. Relative to the MSCI EAFE Index, the Fund ended the period underweight to Europe ex-UK, Asia-Pacific and the United Kingdom, while overweight in emerging markets and North America.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	FDP SERIES, INC.	NOVEMBER 30, 2014

MFS Research International FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests, under normal market conditions, at least 65% of its assets in equity securities of foreign companies, including emerging market issuers.
[3]	This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.
[4]	The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.
[5]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(5.02)%	(1.62)%	N/A	5.99%	N/A	4.94%	N/A
Investor A	(5.17)	(1.91)	(7.06)%	5.72	4.58%	4.67	4.07%
Investor C	(5.45)	(2.62)	(3.58)	4.93	4.93	3.89	3.89
MSCI EAFE Index	(5.07)	(0.02)	N/A	6.38	N/A	5.07	N/A
MSCI All Country World (ex U.S.) Index	(3.94)	0.61	N/A	5.64	N/A	5.63	N/A
[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[8]	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[8]	Annualized Expense Ratio
Institutional	$1,000.00	$949.80	$5.97	$1,000.00	$1,018.95	$6.17	1.22%
Investor A	$1,000.00	$948.30	$7.18	$1,000.00	$1,017.70	$7.44	1.47%
Investor C	$1,000.00	$945.50	$10.88	$1,000.00	$1,013.89	$11.26	2.23%
[8]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[9]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2014	5

Fund Summary as of November 30, 2014	Marsico Growth FDP Fund

Investment Objective

Marsico Growth FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2014, the Fund generated positive returns, but underperformed its benchmark, the S&P 500® Index.

What factors influenced performance?

•	Stock selection in the consumer discretionary sector was the primary source of underperformance in the period. In particular, positions in hotel/casino operator Wynn Resorts Ltd., global online travel services company priceline.com, Inc., media company CBS Corp., Class B and electric automobile manufacturer Tesla Motors, Inc. detracted materially from results. In addition, the Fund’s holdings in the energy sector fell with the decline in oil prices. The most significant declines came from exploration & production companies Antero Resources Corp. and Continental Resources, Inc., and oilfield services companies Halliburton Co. and Schlumberger Ltd. The Fund sold its positions in Continental Resources, Inc. and Halliburton Co. during the period.

•	Stock selection in information technology (“IT”) was the top contributor to returns, as positions in China-based e-commerce company Alibaba Group Holding Ltd. ADR, social networking company Facebook, Inc., Class A, personal computing and communication device manufacturer Apple, Inc. and credit card processor Visa Inc., Class A made meaningful contributions to results. In addition, the Fund benefited from stock selection within the industrials sector. In particular, railway companies Union Pacific Corp. and Canadian Pacific Railway Ltd. as well as aerospace/defense company General Dynamics Corp. added to results. Elsewhere in the Fund, an underweight into energy, the weakest performing sector in the benchmark index, proved beneficial. Significant individual contributors included biotechnology companies Gilead Sciences, Inc. and Celgene Corp., paint manufacturer The Sherwin-Williams Co. and specialty coffee and coffee maker company Keurig Green Mountain, Inc., which was sold during the period.

Describe recent portfolio activity.

•	During the reporting period, the Fund decreased its holdings in energy and industrials. Throughout most of the period, energy prices slumped, resulting in multi-year low prices. As the prices of energy stocks are highly correlated with the price of oil, the investment advisor felt it was prudent to significantly reduce the Fund’s energy positions. Within industrials, positions were pared in order to concentrate holdings in the advisor’s highest conviction stocks. In addition, the Fund increased positions in IT and health care. Within IT, the Fund reinitiated a position in Apple, Inc. based on optimism that the company is embarking on another leg of growth with the iPhone “refresh” and a number of new initiatives. Additionally, the Fund added positions in the health care sector that may benefit from the Affordable Care Act. These included HCA Holdings, Inc., an operator of hospitals, and UnitedHealth Group, Inc., one of the largest health insurance companies in the country.
•	The Fund’s cash position was at times elevated due in part to transitioning to new positions during the period. Holding cash hindered performance relative to the benchmark index during the period.

Describe portfolio positioning at period end.

•	On an absolute basis, the Fund’s largest sector allocations at period end were consumer discretionary, IT, health care and industrials. Relative to the S&P 500® Index, the Fund was overweight in consumer discretionary, information technology, health care and materials, and underweight in financials, consumer staples and energy. The Fund held no exposure to telecommunication services or utilities.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	FDP SERIES, INC.	NOVEMBER 30, 2014

Marsico Growth FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in equity securities of large cap companies that are selected for their growth potential.
[3]	This unmanaged index covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2014

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.99%	12.81%	N/A	14.35%	N/A	7.32%	N/A
Investor A	7.92	12.56	6.65%	14.08	12.85%	7.07	6.45%
Investor C	7.50	11.72	10.72	13.21	13.21	6.26	6.26
S&P 500® Index	8.58	16.86	N/A	15.96	N/A	7.92	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,079.90	$5.21	$1,000.00	$1,020.05	$5.06	1.00%
Investor A	$1,000.00	$1,079.20	$6.52	$1,000.00	$1,018.80	$6.33	1.25%
Investor C	$1,000.00	$1,075.00	$10.46	$1,000.00	$1,014.99	$10.15	2.01%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2014	7

Fund Summary as of November 30, 2014	Invesco Value FDP Fund

Investment Objective

Invesco Value FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with capital growth and income.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2014, the Fund underperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

•	Stock selection in energy, together with an overweight in the sector, represented the largest detractors from relative performance during the period. In particular, the Fund’s position in the energy equipment & services company Weatherford International Ltd. detracted from relative performance, mainly due to the steep declines in oil prices since September 2014. Stock selection within health care also detracted from performance as Sanofi — ADR performed poorly during the period. The Fund’s small cash position detracted from performance relative to the benchmark index given positive equity market returns during the period.
•	The largest contribution to performance came from the Fund’s foreign currency forward contracts, used for the sole purpose of the risk management of foreign currency exposure. Stock selection in the materials sector also had a positive impact, as Alcoa, Inc. and International Paper Co. were top relative performers. Stock selection within financials also helped performance as The Allstate Corp., The Bank of New York Mellon Corp. and Citigroup, Inc. performed well during the period. Finally, a material overweight to information technology (“IT”) boosted performance in comparison to the benchmark.

Describe recent portfolio activity.

•	The Fund maintained a relatively low level of portfolio turnover during the six-month period. The Fund added to positions in energy based on broader weakness in the sector and attractive valuations in specific companies. Additionally, the Fund made selective investments in consumer discretionary and information technology, based on attractive valuations. The Fund also trimmed select positions within utilities and materials.

Describe portfolio positioning at period end.

•	Relative to the Russell 1000® Value Index, the Fund ended the period overweight in consumer discretionary, energy and IT, and underweight in financials, utilities, materials and industrials.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	FDP SERIES, INC.	NOVEMBER 30, 2014

Invesco Value FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks (convertible securities).
[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2014

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.67%	11.45%	N/A	15.01%	N/A	7.04%	N/A
Investor A	4.51	11.12	5.29%	14.74	13.51%	6.78	6.17%
Investor C	4.10	10.27	9.27	13.86	13.86	5.97	5.97
Russell 1000® Value Index	6.86	15.62	N/A	15.69	N/A	7.22	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,046.70	$4.93	$1,000.00	$1,020.26	$4.86	0.96%
Investor A	$1,000.00	$1,045.10	$6.15	$1,000.00	$1,019.05	$6.07	1.20%
Investor C	$1,000.00	$1,041.00	$10.08	$1,000.00	$1,015.19	$9.95	1.97%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2014	9

Fund Summary as of November 30, 2014	Franklin Templeton Total Return FDP Fund

Investment Objective

Franklin Templeton Total Return FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with high current income, consistent with preservation of capital. The Fund’s secondary objective is capital appreciation over the long-term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2014, the Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•	The Fund’s holdings in high yield corporate credit detracted from relative performance. In addition, the Fund’s positioning along the U.S. yield curve hindered results. The Fund’s exposure to municipal bonds also detracted from performance during the period.
•	The Fund held derivatives during the period, which it used as a tool in seeking efficient management of overall portfolio risk. The Fund used derivatives because achieving the same, or similar, exposure by using cash instruments (non-derivatives), in many cases, may have been less efficient and/or had higher transaction costs. During the period, the Fund’s use of derivatives, particularly in foreign currency transactions, had a positive impact on results on a stand-alone basis, which does not take into account how the Fund would have performed if cash bonds or other non-derivative positions had been used to attempt to replicate such positions.
•	The Fund’s allocation to foreign currencies and non-U.S. dollar denominated bonds had a positive impact on results during the period. The Fund’s fixed-rate mortgage-backed securities (“MBS”) positions also boosted performance. Security selection within the corporate loan debt sector aided returns. Lastly, the Fund’s positions in commercial mortgage-backed securities (“CMBS”) and non-agency residential MBS benefited performance.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased its allocation in asset-backed securities and corporate credit holdings, including high yield and investment grade bonds, as valuations in those sectors appeared attractive. In addition, the investment advisor continued to find that many of the best opportunities in global bond markets were outside of the United States and accordingly, maintained the Fund’s strong exposure to international bonds. Conversely, the Fund reduced its allocation in U.S. Treasuries and municipal bonds.

•	The Fund transacts in mortgage dollar rolls, which require future mortgage settlements. To meet forward liabilities, the Fund holds cash or invests in high-quality, liquid assets. The Fund’s allocation to cash and cash equivalents did not have a material impact on performance relative to its benchmark during the period.

Describe portfolio positioning at period end.

•	Relative to the Barclays U.S. Aggregate Bond Index, the Fund ended the period slightly overweight in many of the credit sectors, including corporate credit and securitized products such as CMBS and non-agency residential MBS. The Fund also maintained significant exposure to international bonds and foreign currencies.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	FDP SERIES, INC.	NOVEMBER 30, 2014

Franklin Templeton Total Return FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests, under normal market conditions, at least 80% of its assets in investment grade debt securities and investments, including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans and futures with reference securities that are investment grade.
[3]	A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2014

			Average Annual Total Returns[5]
			1 Year		5 Years		Since Inception[6]
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.94%	1.47%	5.11%	N/A	5.51%	N/A	5.06%	N/A
Investor A	1.62	1.26	4.85	0.65%	5.23	4.37%	4.81	4.35%
Investor C	1.14	0.97	4.26	3.26	4.64	4.64	4.22	4.22
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	N/A	4.10	N/A	4.86	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on July 27, 2005.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,014.70	$3.33	$1,000.00	$1,021.76	$3.35	0.66%
Investor A	$1,000.00	$1,012.60	$4.54	$1,000.00	$1,020.56	$4.56	0.90%
Investor C	$1,000.00	$1,009.70	$7.41	$1,000.00	$1,017.70	$7.44	1.47%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
FDP SERIES, INC.	NOVEMBER 30, 2014	11

About Fund Performance

Shares are only available for purchase through the FDP Service.
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Investor A Shares for Franklin Templeton Total Return FDP Fund incur a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. On June 10, 2013, all issued and outstanding Investor B Shares of the Funds were converted into Investor A Shares with the same relative aggregate net asset value (“NAV”).
•	Investor C Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Investor C Shares for Franklin Templeton Total Return FDP Fund are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, these shares for all Funds are subject to a 1.00% CDSC if redeemed within one year of purchase.

•	Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at NAV on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. In certain periods, the Funds’ investment advisor waived a portion of its fees. Without such waiver, the Funds’ performance would have been lower.

12	FDP SERIES, INC.	NOVEMBER 30, 2014

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on June 1, 2014 and held through November 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s and/or sub-advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower distributions paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. The Manager did not waive or reimburse any fees or expenses under these arrangements during the six months ended November 30, 2014. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date of such agreement. The Manager has agreed to voluntarily waive, as a percentage of average daily net assets, 0.05% of its advisory fee payable by Marsico Growth FDP Fund. Without such waiver and/or reimbursement, the Marsico Growth FDP Fund’s performance would have been lower. This voluntary waiver may be reduced or discontinued at any time without notice. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

FDP SERIES, INC.	NOVEMBER 30, 2014	13

Portfolio Information as of November 30, 2014

MFS Research International FDP Fund

Ten Largest Holdings	Percent of Long-Term Investments
Roche Holding AG	3%
Novartis AG, Registered Shares	3
Royal Dutch Shell PLC	3
Nestle SA, Registered Shares	3
HSBC Holdings PLC	2
Bayer AG, Registered Shares	2
KDDI Corp.	2
Schneider Electric SE	2
Rio Tinto PLC	2
Denso Corp.	2

Geographic Allocation	Percent of Long-Term Investments
Japan	19%
United Kingdom	15
Switzerland	15
France	11
Germany	8
Netherlands	7
Hong Kong	5
United States	4
Sweden	3
Australia	3
Taiwan	2
Brazil	2
Other[1]	6
[1]	Other includes a 1% holding or less in each of the following countries: Argentina, Belgium, Bermuda, Canada, Greece, India, Italy, Philippines, Portugal, Russia, Singapore, and Thailand.

Marsico Growth FDP Fund

Ten Largest Holdings	Percent of Long-Term Investments
Gilead Sciences, Inc.	6%
Apple, Inc.	6
Facebook, Inc., Class A	5
Visa, Inc.	5
Canadian Pacific Railway Ltd.	4
Union Pacific Corp.	4
Alibaba Group Holding Ltd. ADR	4
NIKE, Inc.	4
Comcast Corp.	4
Starwood Hotels & Resorts Worldwide, Inc.	4

Sector Allocation	Percent of Long-Term Investments
Consumer Discretionary	28%
Information Technology	27
Health Care	19
Industrials	12
Materials	7
Energy	3
Consumer Staples	2
Financials	2
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

14	FDP SERIES, INC.	NOVEMBER 30, 2014

Portfolio Information as of November 30, 2014 (concluded)

Invesco Value FDP Fund

Ten Largest Holdings	Percent of Long-Term Investments
Citigroup, Inc.	5%
JPMorgan Chase & Co.	3
General Electric Co.	3
Carnival Corp.	2
Cisco Systems, Inc.	2
Suncor Energy, Inc.	2
Merck & Co., Inc.	2
Royal Dutch Shell PLC — ADR	2
Microsoft Corp.	2
Viacom, Inc.	2

Sector Allocation	Percent of Long-Term Investments
Financials	24%
Consumer Discretionary	17
Energy	14
Health Care	14
Information Technology	14
Industrials	7
Consumer Staples	5
Materials	2
Telecommunication Services	2
Utilities	1
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Franklin Templeton Total Return FDP Fund

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	42%
U.S. Government Sponsored Agency Securities	22
Foreign Agency Obligations	10
Non-Agency Mortgage-Backed Securities	7
Floating Rate Loan Interests	6
Asset-Backed Securities	6
Municipal Bonds	3
U.S. Treasury Obligations	2
Preferred Securities	2

FDP SERIES, INC.	NOVEMBER 30, 2014	15

Schedule of Investments November 30, 2014 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Australia — 3.4%
APA Group	111,729	$747,154
Computershare Ltd.	88,469	867,867
Iluka Resources Ltd.	160,554	935,823
Oil Search Ltd.	62,815	425,042
Westpac Banking Corp.	111,073	3,073,764
		6,049,650
Austria — 0.6%
Erste Group Bank AG	40,846	1,104,607
Belgium — 1.2%
KBC Groep NV (a)	36,842	2,105,825
Bermuda — 0.4%
Hiscox Ltd.	64,982	713,226
Brazil — 1.5%
Gerdau SA — ADR	116,482	485,730
Lojas Renner SA	18,030	534,778
M Dias Branco SA	22,023	842,398
Odontoprev SA	106,321	393,261
Telefonica Brasil SA — ADR	20,254	416,422
		2,672,589
Canada — 0.8%
Canadian Utilities Ltd., Class A	25,580	893,007
Cenovus Energy, Inc.	19,889	440,219
		1,333,226
France — 10.6%
BNP Paribas SA	39,684	2,546,865
Danone SA	41,352	2,914,637
Dassault Systemes SA	14,714	961,014
GDF Suez	72,155	1,778,303
L’Oreal SA	9,720	1,658,134
Legrand SA	10,135	531,347
LVMH Moet Hennessy Louis Vuitton SA	9,810	1,763,112
Pernod Ricard SA	20,246	2,398,917
Schneider Electric SE	42,837	3,494,983
Technip SA	10,866	706,305
		18,753,617
Germany — 7.8%
Bayer AG, Registered Shares	26,875	4,040,495
Brenntag AG	10,780	593,476
Deutsche Wohnen AG	34,332	823,365
Infineon Technologies AG	84,927	830,427
Linde AG	14,628	2,753,278
ProSiebenSat.1 Media AG, Registered Shares	17,795	756,922
Siemens AG, Registered Shares	24,508	2,896,776
Symrise AG	17,968	1,073,921
		13,768,660

Common Stocks	Shares	Value
Greece — 0.3%
Hellenic Telecommunications Organization SA (a)	42,852	$524,625
Hong Kong — 4.5%
AIA Group Ltd.	522,600	3,013,181
China Resources Gas Group Ltd.	302,000	847,524
Esprit Holdings Ltd.	376,000	489,856
Global Brands Group Holding Ltd. (a)	2,126,000	474,257
Hutchison Whampoa Ltd.	125,000	1,564,620
Li & Fung Ltd.	530,000	588,725
Sands China Ltd.	174,800	1,044,414
		8,022,577
India — 0.8%
HDFC Bank Ltd. — ADR	13,099	698,046
Reliance Industries Ltd.	41,460	661,886
		1,359,932
Italy — 1.2%
Telecom Italia SpA, Non-Convertible Savings Shares	753,295	667,349
UniCredit SpA	189,431	1,399,156
		2,066,505
Japan — 18.3%
AEON Financial Service Co. Ltd.	36,100	778,786
Denso Corp.	71,400	3,335,574
Honda Motor Co. Ltd.	82,000	2,479,516
Inpex Corp.	65,000	688,457
Japan Tobacco, Inc.	63,400	2,032,327
JGC Corp.	49,000	1,053,944
JSR Corp.	121,200	2,167,552
KDDI Corp.	57,400	3,675,845
Mitsubishi Corp.	51,700	977,036
Mitsubishi UFJ Financial Group, Inc.	320,700	1,847,017
Mitsui Fudosan Co. Ltd.	26,000	752,178
Nomura Research Institute Ltd.	27,300	848,868
Ryohin Keikaku Co. Ltd.	4,400	515,399
Santen Pharmaceutical Co. Ltd.	46,500	2,599,998
Sony Financial Holdings, Inc.	39,900	604,974
Sumitomo Mitsui Financial Group, Inc.	49,700	1,865,992
Sundrug Co. Ltd.	21,600	873,796
Terumo Corp.	42,000	955,318
Tokyo Gas Co. Ltd.	253,000	1,379,100
Yamato Holdings Co. Ltd.	126,900	2,871,615
		32,303,292
Netherlands — 7.4%
Akzo Nobel NV	38,198	2,638,243
ING Groep NV CVA (a)	192,268	2,810,848
Koninklijke KPN NV	233,716	777,159
Reed Elsevier NV	61,304	1,507,169

Portfolio Abbreviations

ABS ADR AGM BRL CAB CAD CHF CLP CVA DKK
Asset-Backed Security
American Depositary Receipts
Assured Guaranty Municipal Corp.
Brazilian Real
Capital Appreciation Bonds
Canadian Dollar
Swiss Franc
Chilean Peso
Certification Van Aandelen (Dutch Certificate)
Danish Krone
	EDA EUR GBP GO GTD JPY MBS MXN NVDR OTC	Economic Development Authority Euro British Pound General Obligation Bonds Guaranteed Japanese Yen Mortgage-Back Security Mexican Peso Non-voting Depository Receipts Over-the-Counter	PCL PEN PHP PSF RB REIT SEK SGD USD	Public Company Limited Peruvian Nuevo Sol Philippine Peso Public School Fund Revenue Bonds Real Estate Investment Trust Swedish Krona Singapore Dollar U.S. Dollar

See Notes to Financial Statements.

16	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Netherlands (concluded)
Royal Dutch Shell PLC, A Shares	158,154	$5,262,569
		12,995,988
Philippines — 0.3%
Philippine Long Distance Telephone Co.	7,410	494,640
Portugal — 0.3%
Galp Energia SGPS SA	40,814	497,521
Russia — 0.4%
Mobile Telesystems OJSC (a)	72,238	365,961
Sberbank of Russia — ADR	69,761	428,333
		794,294
Singapore — 1.1%
DBS Group Holdings Ltd.	124,000	1,884,430
Sweden — 2.8%
Atlas Copco AB, Class A	97,879	2,822,545
Hennes & Mauritz AB, Class B	4,574	195,861
Telefonaktiebolaget LM Ericsson, Class B	147,291	1,850,791
		4,869,197
Switzerland — 14.4%
Julius Baer Group Ltd. (a)	27,777	1,257,383
Nestle SA, Registered Shares	61,809	4,636,561
Novartis AG, Registered Shares	56,357	5,449,861
Roche Holding AG	20,168	6,035,079
Schindler Holding AG, Participation Certificates	13,068	1,862,941
Sonova Holding AG, Registered Shares	3,705	560,264
UBS Group AG (a)	170,645	3,064,104
Zurich Insurance Group AG (a)	8,336	2,612,486
		25,478,679
Taiwan — 2.4%
MediaTek, Inc.	148,000	2,220,262
Taiwan Semiconductor Manufacturing Co. Ltd.	422,439	1,943,810
		4,164,072
Thailand — 0.4%
Kasikornbank PCL — NVDR	94,700	712,470
United Kingdom — 14.5%
BG Group PLC	93,925	1,319,156
BT Group PLC	126,117	807,410
Cairn Energy PLC (a)	83,995	211,957
Centrica PLC	202,361	898,936
Compass Group PLC	76,799	1,306,276
HSBC Holdings PLC	406,801	4,047,960

Common Stocks		Shares	Value
United Kingdom (concluded)
Intu Properties PLC		142,859	$794,448
Prudential PLC		66,611	1,607,740
Reckitt Benckiser Group PLC		21,904	1,794,282
Rio Tinto PLC		73,229	3,403,879
Royal Bank of Scotland Group PLC (a)		338,634	2,090,309
Standard Chartered PLC		91,904	1,343,688
Vodafone Group PLC		536,529	1,963,864
Whitbread PLC		30,039	2,149,976
WPP PLC		90,707	1,896,620
			25,636,501
United States — 3.7%
Autoliv, Inc.		17,335	1,715,472
Cognizant Technology Solutions Corp., Class A (a)		37,817	2,041,740
Joy Global, Inc.		24,333	1,193,290
Yum! Brands, Inc.		19,740	1,524,915
			6,475,417
Total Long-Term Investments (Cost — $146,642,498) — 99.1%			174,781,540

Short-Term Securities		Par (000)
Time Deposit — 1.5%
Europe — 0.0%
Wells Fargo Co., 0.02%, 12/01/14	EUR	17	21,731
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 12/03/14	JPY	9,726	81,926
Switzerland — 0.1%
Brown Brothers Harriman & Co., 0.01%, 12/03/14	CHF	134	138,634
United States — 1.4%
Brown Brothers Harriman & Co., 0.02%, 12/01/14	USD	2,411	2,410,558
Total Short-Term Securities (Cost — $2,652,849) — 1.5%			2,652,849
Total Investments (Cost — $149,295,347) — 100.6%			$177,434,389
Liabilities in Excess of Other Assets — (0.6)%			(1,049,687)
Net Assets — 100.0%			$176,384,702

Notes to Schedule of Investments

(a)	Non-income producing security.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statements purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments are based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	17

Schedule of Investments (concluded)	MFS Research International FDP Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$6,049,650	—	$6,049,650
Austria	—	1,104,607	—	1,104,607
Belgium	—	2,105,825	—	2,105,825
Bermuda		713,226	—	713,226
Brazil	$902,152	1,770,437	—	2,672,589
Canada	—	1,333,226	—	1,333,226
France	—	18,753,617	—	18,753,617
Germany		13,768,660	—	13,768,660
Greece	—	524,625	—	524,625
Hong Kong	474,257	7,548,320	—	8,022,577
India	698,046	661,886	—	1,359,932
Italy	—	2,066,505	—	2,066,505
Japan	—	32,303,292	—	32,303,292
Netherlands	—	12,995,988	—	12,995,988
Philippines	—	494,640	—	494,640
Portugal	—	497,521	—	497,521
Russia	428,333	365,961	—	794,294
Singapore	—	1,884,430	—	1,884,430
Sweden	—	4,869,197	—	4,869,197
Switzerland	3,064,104	22,414,575	—	25,478,679
Taiwan	—	4,164,072	—	4,164,072
Thailand	—	712,470	—	712,470
United Kingdom	—	25,636,501	—	25,636,501
United States	6,475,417	—	—	6,475,417
Time Deposits	—	2,652,849	—	2,652,849
Total	$12,042,309	$165,392,080	—	$177,434,389

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2014, foreign currency at value of $203 is categorized as Level 1 within the disclosure hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Bermuda	—	$713,226	$713,226	—
Brazil	—	1,235,659	1,235,659	—
Canada	—	1,333,226	1,333,226	—
Germany	—	1,073,921	1,073,921	—
Japan	—	752,178	752,178	—
Total	—	$5,108,210	$5,108,210	—
[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

18	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments November 31, 2014 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	33,031	$4,801,386
Airlines — 0.6%
Delta Air Lines, Inc.	19,677	918,325
Automobiles — 2.3%
Tesla Motors, Inc. (a)	15,661	3,829,428
Biotechnology — 11.6%
Biogen Idec, Inc. (a)	17,052	5,246,730
Celgene Corp. (a)	34,437	3,915,143
Gilead Sciences, Inc. (a)	96,832	9,714,186
		18,876,059
Capital Markets — 1.6%
The Charles Schwab Corp.	89,172	2,525,351
Chemicals — 6.2%
Monsanto Co.	41,597	4,987,896
The Sherwin-Williams Co.	20,987	5,138,877
		10,126,773
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	10,368	891,130
Food & Staples Retailing — 1.7%
CVS Health Corp.	30,565	2,792,418
Health Care Providers & Services — 5.6%
HCA Holdings, Inc. (a)	75,684	5,274,418
UnitedHealth Group, Inc.	38,405	3,787,885
		9,062,303
Hotels, Restaurants & Leisure — 8.9%
Starbucks Corp.	46,766	3,797,867
Starwood Hotels & Resorts Worldwide, Inc.	73,034	5,769,686
Wynn Resorts Ltd.	27,605	4,930,529
		14,498,082
Internet & Catalog Retail — 5.9%
Alibaba Group Holding Ltd. — SP ADR (a)	57,300	6,396,972
Priceline Group, Inc. (a)	2,802	3,250,852
		9,647,824
Internet Software & Services — 7.9%
Facebook, Inc., Class A (a)	101,264	7,868,213
Google, Inc., Class A (a)	7,151	3,926,471
LinkedIn Corp. (a)	5,105	1,155,108
		12,949,792

Common Stocks	Shares	Value
IT Services — 5.7%
FleetCor Technologies, Inc. (a)	11,257	$1,709,826
Visa, Inc., Class A	29,421	7,596,208
		9,306,034
Media — 9.3%
CBS Corp., Class B	76,800	4,214,784
Comcast Corp., Class A	102,943	5,871,869
The Walt Disney Co.	55,690	5,151,882
		15,238,535
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp. (a)	59,027	2,769,547
Pharmaceuticals — 1.0%
Pacira Pharmaceuticals, Inc. (a)	18,133	1,703,233
Road & Rail — 8.0%
Canadian Pacific Railway Ltd.	34,766	6,715,401
Union Pacific Corp.	54,930	6,414,176
		13,129,577
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV — NY Shares	39,942	4,221,070
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	74,225	8,827,579
Textiles, Apparel & Luxury Goods — 3.9%
NIKE, Inc., Class B	63,924	6,347,014
Total Long-Term Investments (Cost — $108,558,993) — 93.4%		152,461,460

Short-Term Securities	Par (000)
Time Deposits — 4.7%
United States — 4.7%
Brown Brothers Harriman & Co., 0.02%, 12/01/2014	$7,704	7,703,843
Total Short-Term Securities (Cost — $7,703,843) — 4.7%		7,703,843
Total Investments (Cost — $116,262,836) — 98.1%		160,165,303
Other Assets Less Liabilities — 1.9%		3,105,592
Net Assets — 100.0%		$163,270,895

Notes to Schedule of Investments

(a)	Non-income producing security.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statements purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments are based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	19

Schedule of Investments (concluded)	Marsico Growth FDP Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-term Securities[1]	$152,461,460	—	—	$152,461,460
Short-Term Securities		$7,703,843		7,703,843
Total	$152,461,460	$7,703,843	—	$160,165,303
[1]	See above Schedule of Investments for values in each sector.

There were no transfers between levels during the six months ended November 30, 2014.

See Notes to Financial Statements.

20	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments November 30, 2014 (Unaudited)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Honeywell International, Inc.	12,692	$1,257,396
Textron, Inc.	48,871	2,117,092
		3,374,488
Auto Components — 1.7%
Johnson Controls, Inc.	53,125	2,656,250
Automobiles — 1.7%
General Motors Co.	81,486	2,724,077
Banks — 3.4%
Fifth Third Bancorp	87,130	1,753,056
The PNC Financial Services Group, Inc. (a)	500	43,735
US Bancorp	14,230	628,966
Wells Fargo & Co.	54,405	2,963,984
		5,389,741
Capital Markets — 6.1%
The Bank of New York Mellon Corp.	69,647	2,787,969
The Goldman Sachs Group, Inc.	8,907	1,678,168
Morgan Stanley	72,444	2,548,580
State Street Corp.	34,367	2,636,980
		9,651,697
Communications Equipment — 2.1%
Cisco Systems, Inc.	119,774	3,310,553
Diversified Financial Services — 9.3%
Bank of America Corp.	172,617	2,941,394
Citigroup, Inc.	128,717	6,946,856
JPMorgan Chase & Co.	80,374	4,835,300
		14,723,550
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	12,829	453,890
Verizon Communications, Inc.	28,668	1,450,314
Vivendi SA (b)	38,031	967,150
		2,871,354
Electric Utilities — 0.7%
FirstEnergy Corp.	21,427	790,228
PPL Corp.	10,685	379,638
		1,169,866
Electrical Equipment — 1.0%
Emerson Electric Co.	25,390	1,618,613
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	69,270	1,456,055
Energy Equipment & Services — 3.5%
Halliburton Co.	34,685	1,463,707
Noble Corp. PLC	55,761	1,003,140
Weatherford International PLC (b)	227,396	2,978,888
		5,445,735
Food & Staples Retailing — 1.8%
CVS Health Corp.	19,296	1,762,882
Wal-Mart Stores, Inc.	12,335	1,079,806
		2,842,688
Food Products — 3.2%
ConAgra Foods, Inc.	72,606	2,651,571
Mondelez International, Inc., Class A	31,360	1,229,312
Unilever NV — NY Shares	29,418	1,195,548
		5,076,431
Health Care Equipment & Supplies — 0.7%
Medtronic, Inc.	14,401	1,063,802

Common Stocks	Shares	Value
Health Care Providers & Services — 2.8%
Anthem Inc.	14,549	$1,860,963
Express Scripts Holding Co. (b)	13,285	1,104,648
UnitedHealth Group, Inc.	14,296	1,410,014
		4,375,625
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	75,569	3,337,127
Household Durables — 0.7%
Newell Rubbermaid, Inc.	30,768	1,117,186
Industrial Conglomerates — 2.4%
General Electric Co.	145,613	3,857,288
Insurance — 4.0%
Aflac, Inc.	22,069	1,318,181
The Allstate Corp.	39,261	2,675,637
MetLife, Inc.	42,857	2,383,278
		6,377,096
Internet Software & Services — 2.3%
eBay, Inc. (b)	47,771	2,621,672
Yahoo!, Inc. (b)	19,778	1,023,314
		3,644,986
Machinery — 1.3%
Ingersoll-Rand PLC	32,908	2,075,178
Media — 7.3%
CBS Corp., Class B	13,161	722,276
Comcast Corp., Class A	40,599	2,315,767
Time Warner Cable, Inc.	13,628	2,034,388
Time Warner, Inc.	15,075	1,283,184
Twenty-First Century Fox, Inc.	59,622	2,108,234
Viacom, Inc., Class B	39,750	3,006,292
		11,470,141
Metals & Mining — 1.1%
Alcoa, Inc.	101,258	1,750,751
Multi-Utilities — 0.5%
PG&E Corp.	16,822	849,511
Multiline Retail — 2.2%
Kohl’s Corp.	31,726	1,891,504
Target Corp.	21,834	1,615,716
		3,507,220
Oil, Gas & Consumable Fuels — 10.4%
BP PLC — ADR	72,446	2,848,577
Chevron Corp.	16,546	1,801,363
Devon Energy Corp.	12,511	737,773
Murphy Oil Corp.	35,909	1,738,714
Occidental Petroleum Corp.	18,983	1,514,274
QEP Resources, Inc.	65,696	1,342,826
Royal Dutch Shell PLC — ADR, Class A	46,948	3,117,817
Suncor Energy, Inc.	103,564	3,271,587
		16,372,931
Paper & Forest Products — 1.1%
International Paper Co.	31,197	1,679,023
Pharmaceuticals — 9.8%
AbbVie, Inc.	18,417	1,274,456
Bristol-Myers Squibb Co.	26,815	1,583,426
GlaxoSmithKline PLC — ADR	13,982	649,464
Merck & Co., Inc.	53,426	3,226,930
Novartis AG, Registered Shares	28,279	2,734,649
Pfizer, Inc.	78,475	2,444,496
Roche Holding AG — ADR	40,041	1,499,936
Sanofi — ADR	43,909	2,120,366
		15,533,723

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	21

Schedule of Investments (continued)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	49,894	$1,858,552
Software — 4.8%
Autodesk, Inc. (b)	13,095	811,890
Citrix Systems, Inc. (b)	22,570	1,496,617
Microsoft Corp.	64,013	3,060,462
Symantec Corp.	85,825	2,239,174
		7,608,143
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett-Packard Co.	73,055	2,853,528
Textiles, Apparel & Luxury Goods — 0.5%
Fossil Group, Inc. (b)	6,632	740,927
Total Long-Term Investments (Cost — $104,409,769) — 96.3%		152,383,836

Short-Term Securities	Par (000)	Value
United States — 3.8%
Brown Brothers Harriman & Co., 0.02%, 12/02/14	$5,984	$5,983,537
Total Short-Term Securities (Cost — $5,983,537) — 3.8%		5,983,537
Total Investments (Cost — $110,393,306) — 100.1%		158,367,373
Liabilities in Excess of Other Assets — (0.1)%		(84,197)
Net Assets — 100.0%		$158,283,176

Notes to Schedule of Investments

(a)
Investments in issuers considered to be an affiliate of the Fund during the six months ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Shares Purchased	Shares Sold	Shares Held at November 30, 2014	Value at November 30, 2014	Income	Realized Gain (Loss)
The PNC Financial Services Group, Inc.	500	—	—	500	$43,735	$480	—

(b)	Non-income producing security.
•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	758,714	CAD	859,938	Barclays Bank PLC	12/18/14	$7,247
USD	759,887	CAD	860,451	Canadian Imperial Bank of Commerce	12/18/14	7,973
USD	759,527	CAD	859,936	Deutsche Bank AG	12/18/14	8,062
USD	758,857	CAD	859,937	Goldman Sachs International	12/18/14	7,391
USD	868,167	CHF	837,147	Barclays Bank PLC	12/18/14	1,149
USD	868,257	CHF	837,147	Canadian Imperial Bank of Commerce	12/18/14	1,239
USD	877,208	CHF	845,837	Deutsche Bank AG	12/18/14	1,190
USD	868,266	CHF	837,147	Goldman Sachs International	12/18/14	1,248
USD	1,239,101	EUR	994,467	Barclays Bank PLC	12/18/14	1,583
USD	1,238,895	EUR	994,465	Canadian Imperial Bank of Commerce	12/18/14	1,380
USD	1,239,075	EUR	994,465	Deutsche Bank AG	12/18/14	1,559
USD	1,239,130	EUR	994,111	Goldman Sachs International	12/18/14	2,055
USD	1,239,071	EUR	994,467	Royal Bank of Canada	12/18/14	1,554
USD	779,559	GBP	495,442	Barclays Bank PLC	12/18/14	4,754
USD	741,185	GBP	471,021	Canadian Imperial Bank of Commerce	12/18/14	4,571
USD	741,184	GBP	471,022	Deutsche Bank AG	12/18/14	4,568
USD	741,486	GBP	471,021	Goldman Sachs International	12/18/14	4,872
Total						$62,395

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statements purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments are based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

See Notes to Financial Statements.

22	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (concluded)	Invesco Value FDP Fund
•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$148,682,037	$3,701,799	—	$152,383,836
Short-Term Securities	—	5,983,537	—	5,983,537
Total	$148,682,037	$9,685,336	—	$158,367,373
[1]	See above Schedule of Investments for values in each sector, excluding Level 2, which includes a portion of Diversified Telecommunication Services and Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Forward foreign currency exchange contracts	—	$62,395	—	$62,395
Total	—	$62,395	—	$62,395
[2]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the six months ended November 30, 2014.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	23

Schedule of Investments November 30, 2014 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Automobiles — 0.0%
General Motors Co.		715	$23,902
Paper & Forest Products — 0.0%
NewPage Holdings, Inc.		200	18,000
Total Common Stocks — 0.0%			41,902

Asset-Backed Securities		Par (000)
Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.86%, 10/25/35 (a)	USD	78	77,490
American Express Credit Account Master Trust, Class A (a):
Series 2008-2, 1.41%, 9/15/20		780	804,255
Series 2008-6, 1.35%, 2/15/18		140	140,871
Series 2012-1, 0.42%, 1/15/20		410	409,684
Series 2012-3, 0.30%, 3/15/18		290	289,831
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.39%, 5/15/20 (a)		560	559,102
American Homes 4 Rent, 1.25%, 6/17/31 (a)(b)		129	127,748
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 0.98%, 6/25/34 (a)		324	315,872
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.52%, 10/25/35 (a)		225	207,965
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.79%, 8/28/44 (a)		199	198,411
Capital One Multi-Asset Execution Trust (a):
Series 2007-A1, Class A1, 0.20%, 11/15/19		210	208,970
Series 2007-A2, Class A2, 0.23%, 12/16/19		1,290	1,284,316
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.66%, 2/26/35 (a)		129	113,282
Chase Issuance Trust:
Series 2012-A3, Class A3, 0.79%, 6/15/17		160	160,282
Series 2012-A6, Class A, 0.28%, 8/15/17 (a)		110	109,925
Series 2012-A8, Class A8, 0.54%, 10/16/17		380	380,029
Series 2012-A9, Class A9, 0.30%, 10/16/17 (a)		110	109,924
Series 2013-A6, Class A6, 0.57%, 7/15/20 (a)		880	881,965
Series 2014-A3, Class A3, 0.35%, 5/15/18 (a)		1,330	1,329,408
Citibank Credit Card Issuance Trust:
Series 2012-A1, Class A1, 0.55%, 10/10/17		260	260,113
Series 2013-A12, Class A12, 0.46%, 11/07/18 (a)		350	350,024
Series 2013-A7, Class A7, 0.59%, 9/10/20 (a)		560	561,106
Series 2014-A3, Class A3, 0.36%, 5/09/18 (a)		240	240,000
Colony American Homes, Series 2014-1A, Class A, 1.40%, 5/17/31 (a)(b)		603	601,114
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (a)		130	141,967

Asset-Backed Securities		Par (000)	Value
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (a)(b)	USD	20	$20,842
Countrywide Asset-Backed Certificates (a):
Series 2004-1, Class M1, 0.91%, 3/25/34		105	99,845
Series 2005-11, Class AF4, 5.02%, 2/25/36		700	642,753
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		534	537,768
GSAA Trust, Series 2005-5, Class M3, 1.10%, 2/25/35 (a)		210	196,590
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.13%, 12/25/34 (a)		178	160,786
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class A4, 0.30%, 5/25/36 (a)		51	50,261
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.63%, 8/25/35 (a)		70	69,658
Morgan Stanley ABS Capital I Trust, Inc. (a):
Series 2003-HE1, Class M1, 1.36%, 5/25/33		202	188,890
Series 2005-WMC1, Class M2, 0.89%, 1/25/35		91	87,841
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.42%, 10/25/35 (a)		5	4,747
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class A5, 0.46%, 2/25/36 (a)		262	257,279
			12,180,914
Total Asset-Backed Securities — 5.0%			12,180,914

Corporate Bonds
Aerospace & Defense — 0.2%
United Technologies Corp., 3.10%, 6/01/22		356	364,902
Banks — 6.6%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/21	EUR	600	811,811
Banco Comercial Portugues SA, 4.75%, 6/22/17		100	135,931
Banco do Brasil SA, 5.88%, 1/26/22 (b)	USD	500	510,000
Banco Popolare:
4.75%, 3/31/16	EUR	100	131,341
3.63%, 3/31/17		400	531,709
Banco Santander Totta SA, 1.50%, 4/03/17		400	508,424
Bank of America Corp.:
5.63%, 10/14/16	USD	500	539,609
6.88%, 4/25/18		700	811,894
Bankinter SA, 1.75%, 6/10/19	EUR	500	641,776
BPCE SA, 4.50%, 3/15/25 (b)	USD	600	590,782
CIT Group, Inc.:
5.00%, 5/15/17		1,500	1,563,750
5.38%, 5/15/20		100	106,250
5.00%, 8/15/22		200	206,250
Depfa ACS Bank, 1.65%, 12/20/16	JPY	120,000	1,025,481
Export-Import Bank of Korea:
1.25%, 11/20/15	USD	200	200,982
4.00%, 1/29/21		400	429,463
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	419,000
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		200	205,200

See Notes to Financial Statements.

24	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Banks (concluded)
HSBC Holdings PLC, 6.50%, 9/15/37	USD	400	$508,643
Intesa Sanpaolo SpA:
2.38%, 1/13/17		1,100	1,114,584
3.88%, 1/16/18		300	314,401
5.02%, 6/26/24 (b)		500	498,227
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 3/27/24 (b)		1,100	1,157,524
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (a)(b)		400	412,366
The Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	216,286
6.13%, 12/15/22	USD	100	109,345
Shinhan Bank, 1.88%, 7/30/18 (b)		300	297,723
SVB Financial Group, 5.38%, 9/15/20		300	340,086
Unione di Banche Italiane SCpA, 2.88%, 2/18/19	EUR	500	665,885
Wells Fargo & Co., 4.65%, 11/04/44	USD	500	508,223
Woori Bank Co., Ltd., 4.75%, 4/30/24 (b)		650	681,965
			16,194,911
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		1,200	1,166,283
Constellation Brands, Inc.:
7.25%, 5/15/17		800	894,000
3.88%, 11/15/19		300	305,580
Heineken NV, 2.75%, 4/01/23 (b)		700	676,927
			3,042,790
Biotechnology — 0.3%
Celgene Corp., 4.00%, 8/15/23		700	734,132
Capital Markets — 0.6%
Morgan Stanley:
5.50%, 1/26/20		1,000	1,133,854
4.35%, 9/08/26		200	202,774
			1,336,628
Chemicals — 0.5%
LYB International Finance BV, 4.00%, 7/15/23		400	418,939
LyondellBasell Industries NV, 5.75%, 4/15/24		500	582,266
RPM United Kingdom GP, 6.70%, 11/01/15 (b)		200	208,848
			1,210,053
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	342,000
Communications Equipment — 0.5%
Alcatel-Lucent USA, Inc., 4.63%, 7/01/17 (b)		1,000	1,007,500
Juniper Networks, Inc., 4.50%, 3/15/24		300	299,221
			1,306,721
Construction Materials — 0.2%
Cemex Finance LLC, 9.38%, 10/12/22 (b)		200	228,000
Cemex SAB de CV, 5.70%, 1/11/25 (b)		200	193,000
			421,000
Consumer Finance — 0.5%
Discover Financial Services, 3.85%, 11/21/22		400	406,486
Ford Motor Credit Co. LLC:
1.68%, 9/08/17		500	498,340
5.00%, 5/15/18		150	164,080
8.13%, 1/15/20		200	250,306
			1,319,212
Diversified Financial Services — 1.8%
Barclays PLC, 4.38%, 9/11/24		600	585,786
Citigroup, Inc., 3.50%, 5/15/23		1,000	983,890

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Deutsche Bank AG, 4.30%, 5/24/28 (a)	USD	500	$489,595
General Motors Financial Co., Inc., 4.38%, 9/25/21		600	621,750
JPMorgan Chase & Co., 4.25%, 10/15/20		700	759,610
Navient LLC, 5.50%, 1/15/19		200	206,250
SLM Corp., 8.45%, 6/15/18		100	113,000
UniCredit SpA, 2.09%, 10/31/17 (a)	EUR	500	636,895
			4,396,776
Diversified Telecommunication Services — 1.0%
Frontier Communications Corp.:
8.50%, 4/15/20	USD	100	114,500
7.13%, 1/15/23		200	209,000
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	107,250
6.63%, 12/15/22		200	208,500
Telefonica Emisiones SAU:
4.95%, 1/15/15		250	251,128
4.57%, 4/27/23		500	537,358
Verizon Communications, Inc.:
6.40%, 9/15/33		382	472,859
4.86%, 8/21/46 (b)		396	412,852
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	126,916
			2,440,363
Electric Utilities — 1.1%
Dominion Resources, Inc., 8.88%, 1/15/19		600	755,656
Georgia Power Co., 4.30%, 3/15/42		300	310,101
PPL Energy Supply LLC, 6.20%, 5/15/16		1,200	1,252,621
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (b)		300	295,520
			2,613,898
Energy Equipment & Services — 1.1%
CGG SA, 6.50%, 6/01/21		200	178,000
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	479,262
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		700	728,427
Lukoil International Finance BV, 4.56%, 4/24/23 (b)		500	420,216
Oceaneering International, Inc., 4.65%, 11/15/24		400	406,773
Peabody Energy Corp., 6.25%, 11/15/21		300	281,250
Petrofac Ltd., 3.40%, 10/10/18 (b)		300	309,858
			2,803,786
Food & Staples Retailing — 1.5%
Cencosud SA, 4.88%, 1/20/23 (b)		500	500,678
CVS Caremark Corp.:
5.75%, 6/01/17		91	100,831
4.00%, 12/05/23		1,000	1,056,878
The Kroger Co., 4.00%, 2/01/24		1,000	1,049,418
Mondelez International, Inc., 4.00%, 2/01/24		1,000	1,047,847
			3,755,652
Food Products — 1.0%
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	410,548
Dean Foods Co., 7.00%, 6/01/16		1,328	1,412,660
Tyson Foods, Inc., 3.95%, 8/15/24		600	618,933
			2,442,141
Health Care Equipment & Supplies — 0.5%
DENTSPLY International, Inc., 4.13%, 8/15/21		500	530,582
PerkinElmer, Inc., 5.00%, 11/15/21		600	655,446
			1,186,028
Health Care Providers & Services — 0.6%
HCA Holdings, Inc., 6.25%, 2/15/21		100	106,000

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	25

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
HCA, Inc., 5.88%, 5/01/23	USD	300	$316,875
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	930,974
			1,353,849
Household Durables — 0.4%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,032,500
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/09/22		200	199,102
Hutchison Whampoa International Ltd. (b):
3.50%, 1/13/17		300	312,975
7.45%, 11/24/33		50	72,186
			584,263
Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23		500	510,546
The Allstate Corp, 5.75%, 8/15/53 (a)		250	263,750
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (b)		600	654,553
Nippon Life Insurance Co., 5.10%, 10/16/44 (a)(b)		600	621,404
Prudential Covered Trust, Series 2012-1, 3.00%, 9/30/15 (b)		375	381,426
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (b)		1,000	1,068,868
			3,500,547
IT Services — 0.3%
Alibaba Group Holding, Ltd., 3.60%, 11/28/24 (b)		600	600,309
First Data Corp., 8.25%, 1/15/21 (b)		200	214,000
			814,309
Media — 2.4%
21st Century Fox America, 7.25%, 5/18/18		400	472,569
DISH DBS Corp., 7.13%, 2/01/16		2,500	2,656,250
NBCUniversal Media LLC, 4.45%, 1/15/43		400	419,199
Time Warner, Inc.:
4.05%, 12/15/23		1,000	1,040,794
6.10%, 7/15/40		200	239,799
Viacom, Inc., 4.25%, 9/01/23		800	833,663
Wind Acquisition Finance SA, 7.38%, 4/23/21 (b)		200	192,500
			5,854,774
Metals & Mining — 0.6%
ArcelorMittal, 6.00%, 3/01/21		400	420,500
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)		300	268,500
Glencore Funding LLC, 4.13%, 5/30/23 (b)		500	498,270
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	201,029
			1,388,299
Oil, Gas & Consumable Fuels — 5.7%
Apache Corp., 4.25%, 1/15/44		1,000	898,469
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	561,859
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	220,500
5.75%, 3/15/23		50	53,000
CNPC General Capital Ltd., 3.95%, 4/19/22 (b)		600	616,794
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24		800	799,792
Enable Midstream Partners LP, 3.90%, 5/15/24 (b)		400	398,623
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)		400	461,124

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Energy Transfer Equity LP, 7.50%, 10/15/20	USD	300	$344,250
Energy Transfer Partners LP, 5.20%, 2/01/22		200	218,481
EnLink Midstream Partners LP, 5.05%, 4/01/45		600	605,230
Ensco PLC, 5.75%, 10/01/44		400	417,030
Enterprise Products Operating LLC:
3.35%, 3/15/23		300	299,263
Series B, 7.03%, 1/15/68 (a)		100	111,250
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16 (b)		500	507,500
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23		200	192,586
4.25%, 9/01/24		700	706,606
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		3,000	3,140,220
6.00%, 1/15/18 (b)		200	222,000
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		200	178,875
Petrobras Global Finance BV, 3.11%, 3/17/20 (a)		900	861,831
Plains Exploration & Production Co., 6.63%, 5/01/21		65	71,094
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24 (b)		600	635,996
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24		400	414,212
Weatherford International Ltd., 5.95%, 4/15/42		900	879,299
			13,815,884
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, 3.73%, 7/15/23 (b)		1,000	1,040,388
NewPage Corp., 11.38%, 12/31/14 (c)(d)		92	—
			1,040,388
Pharmaceuticals — 0.6%
AbbVie, Inc.:
2.90%, 11/06/22		500	489,094
4.40%, 11/06/42		400	397,528
Zoetis, Inc., 3.25%, 2/01/23		500	488,266
			1,374,888
Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.:
3.50%, 1/31/23		500	485,311
5.00%, 2/15/24		500	532,836
ERP Operating LP, 5.75%, 6/15/17		500	554,710
HCP, Inc., 3.88%, 8/15/24		900	912,548
Health Care REIT, Inc., 4.13%, 4/01/19		500	535,705
Healthcare Realty Trust, Inc., 6.50%, 1/17/17		500	552,076
Realty Income Corp., 4.13%, 10/15/26		600	613,405
			4,186,591
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	983,806
Specialty Retail — 0.7%
Bed Bath & Beyond, Inc., 5.17%, 8/01/44		900	915,819
Edcon Proprietary Ltd., 9.50%, 3/01/18 (b)	EUR	200	208,900
Tiffany & Co., 3.80%, 10/01/24 (b)	USD	500	508,286
			1,633,005
Tobacco — 0.6%
Altria Group, Inc.:
2.63%, 1/14/20		300	301,730
4.00%, 1/31/24		900	936,848

See Notes to Financial Statements.

26	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Tobacco (concluded)
Lorillard Tobacco Co., 2.30%, 8/21/17	USD	300	$303,459
			1,542,037
Trading Companies & Distributors — 0.9%
International Lease Finance Corp., 8.63%, 9/15/15		2,000	2,100,000
Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (b)		380	437,000
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (b)		500	513,239
			950,239
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 11/15/22		300	288,750
Total Corporate Bonds — 36.1%			88,355,122

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.1%
BE Aerospace, Inc., 2014 Term Loan B, 1.00%, 11/19/21		59	59,316
Doncasters Finance US LLC, Term Loan, 4.50%, 4/09/20		35	34,365
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		62	61,496
Term Loan D, 3.75%, 6/04/21		77	76,052
			231,229
Auto Components — 0.2%
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/29/17		132	131,703
Crowne Group LLC, 1st Lien Term Loan, 6.00%, 9/29/20		171	167,943
Henniges Automotive Holdings, Inc., Term Loan B, 5.50%, 6/12/21		129	129,981
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		61	61,191
			490,818
Capital Markets — 0.0%
Guggenheim Partners LLC, Term Loan, 4.25%, 7/22/20		45	44,542
Chemicals — 0.6%
Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.50%, 5/29/20		381	379,439
AZ Chem US, Inc., 1st Lien Term Loan, 4.50%, 6/12/21		169	169,074
Cyanco Intermediate Corp., Term Loan B, 5.50%, 5/01/20		382	377,888
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		296	291,547
OCI Beaumont LLC, Term Loan B3, 5.00%, 8/20/19		81	80,880
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/19		63	61,141
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.00%, 3/19/20		60	59,368
Univar, Inc., Term Loan B, 5.00%, 6/30/17		47	46,624
			1,465,961
Commercial Services & Supplies — 0.3%
Connolly Corp., 1st Lien Term Loan, 5.00%, 5/14/21		199	199,259
Interactive Data Corp., 2014 Term Loan, 4.50%, 5/02/21		394	395,453

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies (concluded)
Onsite US Finco LLC, Term Loan, 5.50%, 7/30/21	USD	236	$233,876
			828,588
Communications Equipment — 0.0%
Presidio, Inc., 2017 Term Loan, 5.00%, 3/31/17		84	84,159
Containers & Packaging — 0.2%
Caraustar Industries, Inc., Term Loan, 7.50%, 5/01/19		150	150,201
Exopack LLC, 2013 Term Loan B, 5.25%, 5/08/19		398	398,676
			548,877
Diversified Consumer Services — 0.3%
Fitness International LLC, Term Loan B, 5.50%, 7/01/20		324	319,720
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		350	311,157
			630,877
Diversified Financial Services — 0.4%
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		583	581,033
TransUnion LLC, Term Loan, 4.00%, 4/09/21		417	413,424
			994,457
Electronic Equipment, Instruments & Components — 0.1%
Sensus USA Inc., 1st Lien Term Loan, 4.50%, 5/09/17		136	133,215
Food Products — 0.1%
Big Heart Pet Brands, Term Loan B, 3.50%, 3/08/20		144	138,849
Health Care Equipment & Supplies — 0.1%
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		170	170,464
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		288	288,655
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		8	7,776
U.S. Renal Care, Inc., Term Loan, 4.25%, 7/03/19		78	78,174
			374,605
Health Care Technology — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		134	131,217
Hotels, Restaurants & Leisure — 0.3%
24 Hour Fitness Worldwide, Inc., Term Loan B, 4.75%, 5/28/21		144	142,826
Cannery Casino Resorts LLC, Term Loan B, 6.00%, 10/02/18		292	275,940
ClubCorp Club Operations, Inc., Term Loan, 4.50%, 7/24/20		28	28,030
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		65	64,398
TGI Friday’s, Inc., 1st Lien Term Loan, 5.25%, 7/15/20		19	19,156
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		276	276,560
			806,910
Internet Software & Services — 0.2%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		566	556,622

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	27

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (a)		Par (000)	Value
IT Services — 0.2%
MoneyGram International, Inc., Term Loan B, 4.25%, 3/27/20	USD	529	$483,282
Ship US Bidco, Inc., Term Loan B2A, 1.00%, 11/30/19		38	38,143
			521,425
Machinery — 0.0%
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/01/21		122	120,344
Media — 0.3%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		51	50,131
Radio One, Inc., Term Loan B, 7.50%, 3/31/16		103	103,228
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		699	681,029
			834,388
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 1.00%, 6/30/19		202	189,220
WireCo WorldGroup, Inc., New Term Loan, 1.00%, 2/15/17		5	5,471
			194,691
Oil, Gas & Consumable Fuels — 0.2%
Alfred Fueling Systems Inc., 1st Lien Term Loan, 4.75%, 6/20/21		49	48,586
Citgo Petroleum Corp., Term Loan B, 4.50%, 7/29/21		42	42,105
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		58	53,613
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/20		111	107,304
UTEX Industries, Inc., 2014 1st Lien Term Loan, 5.00%, 5/22/21		265	261,183
			512,791
Paper & Forest Products — 0.0%
Appvion, Inc., Term Loan, 5.75%, 6/28/19		108	107,494
Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		409	405,174
Road & Rail — 0.1%
Global TIP Finance BV, Term Loan C, 7.00%, 10/23/20		142	142,314
Semiconductors & Semiconductor Equipment — 0.0%
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.50%, 5/07/21		61	61,292
Specialty Retail — 0.6%
BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 4.50%, 9/26/19		529	525,609
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		459	456,939
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		224	224,100
The Men’s Wearhouse, Inc., Term Loan B, 4.50%, 6/18/21		142	142,133
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		137	135,122
			1,483,903
Technology Hardware, Storage & Peripherals — 0.1%
Dell, Inc., Term Loan B, 4.50%, 4/29/20		230	229,828

Floating Rate Loan Interests (a)		Par (000)		Value
Transportation — 0.1%
OSG Bulk Ships, Inc., Exit Term Loan, 5.25%, 8/05/19	USD	133		$132,904
OSG International, Inc., Exit Term Loan B, 5.75%, 8/05/19		209		207,485
				340,389
Total Floating Rate Loan Interests — 5.1%				12,585,423

Foreign Agency Obligations
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	BRL	1,200	(e)	446,823
Hungary Government Bond:
8.00%, 2/12/15	HUF	2,940		12,058
7.75%, 8/24/15		900		3,806
5.50%, 12/22/16		149,300		648,652
6.75%, 11/24/17		890		4,062
5.50%, 12/20/18		52,860		237,205
6.00%, 1/11/19	EUR	120		173,390
3.88%, 2/24/20		40		54,073
7.50%, 11/12/20	HUF	190		956
7.00%, 6/24/22		190		957
6.00%, 11/24/23		250		1,212
Iceland Government International Bond, 2.50%, 7/15/20	EUR	100		126,839
Ireland Government Bond:
4.50%, 4/18/20		113		169,668
5.00%, 10/18/20		186		289,727
5.40%, 3/13/25		201		340,704
Korea Monetary Stabilization Bond:
2.84%, 12/02/14	KRW	247,290		223,196
2.74%, 2/02/15		933,310		843,389
2.47%, 4/02/15		486,000		439,316
2.76%, 6/02/15		606,700		549,622
2.80%, 8/02/15		435,280		394,887
2.81%, 10/02/15		60,000		54,499
Korea Treasury Bond:
3.25%, 12/10/14		126,990		114,644
3.25%, 6/10/15		32,100		29,154
2.75%, 12/10/15		250,830		228,028
2.75%, 6/10/16		100,000		91,214
3.00%, 12/10/16		2,045,500		1,880,163
Lithuania Government International Bond (b):
6.75%, 1/15/15	USD	130		130,975
7.38%, 2/11/20		310		377,230
Malaysia Government Bond:
3.74%, 2/27/15	MYR	3,260		964,590
3.84%, 8/12/15		1,310		388,385
4.72%, 9/30/15		1,709		510,308
3.20%, 10/15/15		855		252,089
3.17%, 7/15/16		2,500		734,935
4.24%, 2/07/18		2,250		676,140
Mexican Bonos (f):
9.50%, 12/18/14	MXN	10,460		753,636
6.00%, 6/18/15		137		9,997
8.00%, 12/17/15		10,948		824,954
6.25%, 6/16/16		1,707		127,716
7.25%, 12/15/16		21,721		1,670,470
Peru Government Bond, 7.84%, 8/12/20	PEN	615	(g)	243,356
Poland Government Bond:
5.50%, 4/25/15	PLN	642		193,564
0.00%, 7/25/15 (h)		1,457		428,205

See Notes to Financial Statements.

28	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value
Poland Government Bond (concluded)
6.25%, 10/24/15	PLN	535	$165,183
0.00%, 1/25/16 (h)		3,675	1,070,016
5.00%, 4/25/16		1,735	538,161
2.69%, 1/25/17 (a)		376	111,823
2.69%, 1/25/21 (a)		381	112,314
Portugal Government International Bond, 5.13%, 10/15/24 (b)	USD	600	626,473
Republic of Ghana, 8.50%, 10/04/17		100	105,250
Republic of Hungary:
3.50%, 7/18/16	EUR	20	25,876
4.38%, 7/04/17		45	60,331
5.75%, 6/11/18		95	134,666
Republic of Serbia, 4.88%, 2/25/20 (b)	USD	300	307,066
Russian Government International Bond, 7.50%, 3/31/30 (b)		642	702,881
Singapore Government Bond, 1.13%, 4/01/16	SGD	700	541,197
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	154,540
Vietnam Government International Bond, 6.75%, 1/29/20 (b)		320	361,216
Total Foreign Agency Obligations — 8.4%			20,661,787

Municipal Bonds
Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 9/01/25		575	672,100
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2014, Series BB, 5.00%, 6/15/46		160	178,094
Coachella Valley Unified School District, GO, Series D, AGM, 5.00%, 8/01/37		230	250,449
Colorado Independent School District, GO, (PSF-GTD), 5.00%, 8/15/38		200	229,802
Commonwealth of Massachusetts, GO, Series A, 4.50%, 12/01/43		160	168,747
County of Nassau New York, GO, Series B:
5.00%, 4/01/39		270	296,201
5.00%, 4/01/43		270	294,173
Evansville Local Public Improvement Bond Bank, RB, Series A, 5.00%, 7/01/36		50	56,044
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300	305,892
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	130,740
New York State Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/29		800	936,576
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	214,914
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		475	387,125
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (h):
0.00%, 8/01/25		350	139,293
0.00%, 8/01/26		615	224,518
State of Arkansas, GO, 3.25%, 6/15/22		470	508,672
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	255,816
State of Illinois, GO, 5.88%, 3/01/19		495	552,786
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	229,642
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38		150	167,246
Total Municipal Bonds — 2.5%			6,198,830

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.5%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 1.83%, 10/25/34 (a)	USD	191	$188,614
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.04%, 11/25/34 (a)		80	76,442
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (a)(b)		161	162,848
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		92	96,140
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.38%, 3/26/36 (a)(b)		284	290,035
Lehman ABS Corp. Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 5.50%, 12/25/33		113	117,265
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-I, Class 2A1, 2.60%, 7/25/34 (a)		97	96,763
Series 2004-W, Class A9, 2.62%, 11/25/34 (a)		144	147,172
Series 2007-3, Class 3A1, 5.50%, 4/25/22		34	35,223
			1,210,502
Commercial Mortgage-Backed Securities — 5.8%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.78%, 6/10/49 (a)		735	801,333
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		732	759,314
Class AM, 5.68%, 7/10/46		500	535,876
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class E, 5.28%, 10/12/42 (a)		800	798,715
Bear Stearns Commercial Mortgage Securities Trust (a):
Series 2006-PW11, Class AJ, 5.60%, 3/11/39		694	718,874
Series 2006-PW12, Class AJ, 5.93%, 9/11/38		112	115,218
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		640	661,075
Series 2007-PW16, Class AM, 5.90%, 6/11/40		950	1,038,150
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		210	211,200
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		615	596,061
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (b)		1,197	1,197,124
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	147,180
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.01%, 7/10/38 (a)		640	660,254
Series 2006-GG7, Class AM, 6.01%, 7/10/38 (a)		190	201,413
Series 2007-GG9, Class A4, 5.44%, 3/10/39		908	973,335

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	29

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (a)	USD	210	$168,119
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	728,718
Series 2006-LDP7, Class AJ, 6.06%, 4/15/45 (a)		640	642,584
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.05%, 6/15/38 (a)		790	827,278
Morgan Stanley Capital I Trust (a):
Series 2006-HQ8, Class AJ, 5.67%, 3/12/44		260	267,952
Series 2007-IQ16, Class AM, 6.29%, 12/12/49		850	943,278
Talisman Finance PLC, Series 6, Class A, 0.26%, 10/22/16 (a)	EUR	417	506,506
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AJ, 5.90%, 5/15/43 (a)	USD	600	622,126
			14,121,683
Total Non-Agency Mortgage-Backed Securities — 6.3%			15,332,185

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.7%
Fannie Mae, 5.38%, 6/12/17		1,000	1,114,891
Freddie Mac:
2.88%, 2/09/15		2,000	2,010,400
6.25%, 7/15/32		800	1,140,913
			4,266,204
Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.41%, 2/25/37 (a)		436	437,553
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		286	287,582
			725,135
Mortgage-Backed Securities — 16.9%
Fannie Mae Mortgage-Backed Securities:
1.50%, 5/01/33 (a)		12	12,220
1.74%, 10/01/32 (a)		80	83,583
1.93%, 9/01/34 (a)		347	367,687
2.06%, 4/01/35 (a)		19	19,077
2.08%, 4/01/35 (a)		178	191,071
3.00%, 12/01/29 – 12/01/44 (i)		17,300	17,791,984
3.50%, 12/01/44 (i)		950	990,152
4.00%, 12/01/44 (i)		11,800	12,598,343
5.00%, 8/01/35 – 4/01/37		261	289,373
5.50%, 11/01/34 – 3/01/36		1,793	2,025,391
6.00%, 6/01/21 – 9/01/38		726	821,314
6.50%, 1/01/36		50	56,466
Freddie Mac Mortgage-Backed Securities:
1.92%, 11/01/27 (a)		176	181,911
2.29%, 9/01/32 (a)		11	11,396
2.46%, 4/01/32 (a)		68	71,368
4.00%, 12/01/44 (i)		2,200	2,345,922
4.50%, 9/01/20		28	29,852
5.00%, 7/01/23 – 2/01/39		1,004	1,110,792
5.50%, 11/01/37		5	5,390
6.00%, 10/01/21 – 4/01/38		89	97,837
6.50%, 9/01/38		12	13,804

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 12/01/44 (i)	USD	1,800	$1,890,844
6.50%, 12/20/37 – 7/15/38		192	219,646
			41,225,423
Total U.S. Government Sponsored Agency Securities — 18.9%			46,216,762

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39		100	111,797
4.63%, 2/15/40		800	1,061,250
4.38%, 5/15/41		100	129,164
3.13%, 11/15/41		100	104,781
3.13%, 2/15/42		100	104,523
3.00%, 5/15/42		100	101,977
2.88%, 5/15/43		800	792,750
U.S. Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,199	1,231,761
0.13%, 4/15/16		1,617	1,628,139
Total U.S. Treasury Obligations — 2.2%			5,266,142

Investment Companies — 0.1%		Shares
PowerShares Senior Loan Portfolio		8,100	197,235

Other Interests		Beneficial Interest (000)
General Motors II (j)		7	—
Motors Liquidation Co. GUC Trust (j)(k)		—	3,013
Total Other Interests — 0.0%			3,013

Preferred Securities		Par (000)
Capital Trusts
Banks — 0.6%
Bank of America Corp., Series M, 8.13% (a)(l)		300	323,250
HSBC Holdings PLC, 5.63% (a)(l)		200	203,000
Wachovia Capital Trust III, 5.57% (a)(l)		1,000	967,500
			1,493,750
Diversified Financial Services — 0.5%
JPMorgan Chase & Co.:
Series V, 5.00% (a)(l)		500	491,000
Series X, 6.10% (a)(l)		600	607,500
			1,098,500
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (a)(b)(l)		500	518,125
Insurance — 0.5%
The Dai-ichi Life Insurance Co., Ltd., 5.10% (a)(b)(l)		400	414,500
MetLife, Inc., 6.40%, 12/15/66		600	667,125
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, 3/15/72 (a)(b)	USD	100	115,500
			1,197,125
Total Capital Trusts — 1.8%			4,307,500

See Notes to Financial Statements.

30	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
Preferred Stock — 0.3%		Shares	Value
Banks — 0.3%
US Bancorp, 6.00% (a)		24,000	$661,440
Total Preferred Securities — 2.1%			4,968,940

Warrants (m)
Automobiles — 0.0%
General Motors Co.:
(Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00)		648	15,189
(Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)		648	9,889
Total Warrants — 0.0%			25,078
Total Long-Term Investments (Cost — $208,450,557) — 86.7%			212,033,333

Short-Term Securities		Par (000)
U.S. Treasury Obligations
U.S. Treasury Bills (n):
0.01%, 12/04/14	USD	5,000	4,999,955
0.04%, 12/18/14		6,000	5,999,902
0.02%, 1/02/15		10,000	9,999,865
0.01%, 1/15/15		5,000	4,999,922
Total U.S. Treasury Obligations — 10.6%			25,999,644

Foreign Agency Obligations — 0.0%		Par (000)	Value
Philippine Treasury Bills, 1.07%, 3/04/15 (n)	PHP	480	$10,597
Total Foreign Agency Obligations — 0.00%			10,597

Time Deposits — 14.6%
Europe — 0.1%
Wells Fargo Co., 0.11%, 12/02/14	EUR	114	141,568
United States — 14.5%
Brown Brothers Harriman & Co., 0.00%, 12/02/14	USD	35,659	35,659,259
Total Time Deposits — 14.6%			35,800,827
Total Short-Term Securities (Cost — $61,811,120) — 25.2%			61,811,068
Options Purchased (Cost — $1,783,416) — 1.5%			3,629,567
Total Investments Before Options Written (Cost — $272,045,093) — 113.4%			277,473,968
Options Written (Premiums Received — $4,345) — (0.0)%			(16,394)
Total Investments, Net of Options Written (Cost — $272,040,750) — 113.4%			277,457,574
Liabilities in Excess of Other Assets — (13.4)%			(32,877,551)
Net Assets — 100.0%			$244,580,023

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(f)	Security trades in units with each unit equal to a par amount of MXN 100.
(g)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(h)	Zero-coupon bond.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation/ Depreciation
Bank of America N.A.	$10,413,281	$42,968
Goldman Sachs & Co.	$3,336,074	$31,472
Morgan Stanley & Co. LLC	$19,977,046	$223,917
Wells Fargo Securities, LLC	$1,890,844	$17,438

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Amount is less than $500.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	31

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
15	Euro-Bond Future	Eurex Mercantile	December 2014	EUR	2,850,920	$25,029
32	10-Year Australian T-Bond	Sydney Futures Exchange	December 2014	AUD	3,410,719	65,905
(22)	2-Year U.S. treasury Note	Chicago Board of Trade	March 2015	USD	4,821,094	(4,524)
(99)	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	11,829,726	(32,189)

Total						$54,221

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	84,000	USD	76,002	Barclays Bank PLC	1/09/15	$(2,608)
CAD	42,000	USD	38,004	Barclays Bank PLC	1/09/15	(1,307)
CAD	59,000	USD	53,389	Barclays Bank PLC	1/09/15	(1,839)
CAD	68,000	USD	61,532	Barclays Bank PLC	1/09/15	(2,118)
CAD	83,000	USD	74,114	Citibank N.A.	1/09/15	(1,594)
CAD	62,000	USD	55,439	Deutsche Bank AG	1/09/15	(1,268)
CAD	41,000	USD	36,864	Deutsche Bank AG	1/09/15	(1,041)
CAD	83,000	USD	74,707	Deutsche Bank AG	1/09/15	(2,188)
CAD	83,000	USD	74,944	Deutsche Bank AG	1/09/15	(2,424)
CAD	42,000	USD	38,009	Deutsche Bank AG	1/09/15	(1,312)
CLP	88,700,000	USD	153,063	Barclays Bank PLC	1/09/15	(7,826)
SGD	378,780	USD	300,262	Deutsche Bank AG	1/09/15	(9,908)
USD	50,900	EUR	36,980	Barclays Bank PLC	1/09/15	4,907
USD	114,136	EUR	82,955	JPMorgan Chase Bank N.A.	1/09/15	10,962
USD	20,855	DKK	120,000	Deutsche Bank AG	1/15/15	795
USD	10,530	DKK	60,000	Deutsche Bank AG	1/15/15	500
USD	238,511	EUR	182,000	Deutsche Bank AG	2/06/15	12,099
USD	107,120	EUR	83,000	Deutsche Bank AG	2/06/15	3,866
CAD	53,000	USD	47,433	Barclays Bank PLC	2/09/15	(1,159)
CAD	42,000	USD	37,586	HSBC Bank PLC	2/09/15	(916)
CAD	47,000	USD	42,061	HSBC Bank PLC	2/09/15	(1,026)
SGD	152,100	USD	120,095	Deutsche Bank AG	2/09/15	(3,515)
SGD	174,000	USD	137,401	HSBC Bank PLC	2/09/15	(4,036)
SGD	108,000	USD	85,293	JPMorgan Chase Bank N.A.	2/09/15	(2,515)
USD	132,793	EUR	95,800	Deutsche Bank AG	2/09/15	13,613
USD	66,601	EUR	48,000	JPMorgan Chase Bank N.A.	2/09/15	6,887
USD	39,822	EUR	28,700	JPMorgan Chase Bank N.A.	2/09/15	4,118
USD	66,965	EUR	48,000	JPMorgan Chase Bank N.A.	2/09/15	7,250
USD	66,741	EUR	48,000	JPMorgan Chase Bank N.A.	2/09/15	7,026
USD	52,836	EUR	38,000	JPMorgan Chase Bank N.A.	2/09/15	5,562
CAD	208,440	USD	190,009	Deutsche Bank AG	3/09/15	(8,148)
CLP	25,162,000	USD	43,874	JPMorgan Chase Bank N.A.	3/09/15	(2,898)
CLP	34,940,000	USD	61,363	Morgan Stanley & Co. LLC	3/09/15	(4,462)
CLP	31,310,000	USD	55,836	Morgan Stanley & Co. LLC	3/09/15	(4,847)
EUR	1,007,774	SEK	9,333,800	Deutsche Bank AG	3/09/15	1,925
SEK	9,333,800	EUR	1,023,353	Deutsche Bank AG	3/09/15	(21,311)
SGD	251,150	USD	200,343	Deutsche Bank AG	3/09/15	(7,855)
SGD	163,700	USD	131,074	Deutsche Bank AG	3/09/15	(5,611)
SGD	131,000	USD	104,847	HSBC Bank PLC	3/09/15	(4,445)
USD	1,237	EUR	896	Deutsche Bank AG	3/09/15	122
USD	139,340	EUR	101,235	Deutsche Bank AG	3/09/15	13,369
USD	583,494	EUR	428,064	Deutsche Bank AG	3/09/15	50,836
USD	166,897	EUR	123,103	Deutsche Bank AG	3/09/15	13,714
USD	281,132	EUR	206,837	Deutsche Bank AG	3/09/15	23,757
USD	188,745	EUR	138,600	Deutsche Bank AG	3/09/15	16,279
USD	65,288	EUR	47,248	JPMorgan Chase Bank N.A.	3/09/15	6,495
CLP	132,465,000	USD	228,822	Morgan Stanley & Co. LLC	5/07/15	(14,276)
PHP	52,545,000	USD	1,193,526	JPMorgan Chase Bank N.A.	5/07/15	(31,593)
USD	110,208	EUR	82,368	Barclays Bank PLC	5/07/15	7,664
USD	26,372	EUR	20,375	Barclays Bank PLC	5/07/15	1,006
USD	65,071	EUR	50,324	Barclays Bank PLC	5/07/15	2,420
USD	8,358	EUR	6,585	Barclays Bank PLC	5/07/15	160
USD	25,691	EUR	18,969	Citibank N.A.	5/07/15	2,075
USD	49,290	EUR	36,797	Citibank N.A.	5/07/15	3,480
USD	13,928	EUR	10,398	Citibank N.A.	5/07/15	983

See Notes to Financial Statements.

32	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	99,338	EUR	74,684	Deutsche Bank AG	5/07/15	$6,359
USD	557,166	EUR	406,512	Deutsche Bank AG	5/07/15	51,075
USD	130,376	EUR	95,745	Deutsche Bank AG	5/07/15	11,177
USD	699,562	EUR	512,800	Deutsche Bank AG	5/07/15	61,147
USD	708,172	EUR	521,367	Deutsche Bank AG	5/07/15	59,092
USD	521,290	EUR	385,000	Deutsche Bank AG	5/07/15	41,981
USD	146,718	EUR	108,890	Deutsche Bank AG	5/07/15	11,155
USD	428,589	EUR	330,039	Deutsche Bank AG	5/07/15	17,704
USD	94,055	EUR	74,000	JPMorgan Chase Bank N.A.	5/07/15	1,928
USD	1,409,939	EUR	1,070,000	Deutsche Bank AG	6/05/15	77,494
CLP	84,164,600	USD	142,038	Deutsche Bank AG	6/18/15	(6,228)
SGD	254,500	USD	200,094	Deutsche Bank AG	6/18/15	(5,051)
SGD	823,234	USD	637,388	Morgan Stanley & Co. LLC	6/18/15	(6,480)
USD	19,371	EUR	15,341	Barclays Bank PLC	6/18/15	265
USD	101,485	EUR	80,697	Deutsche Bank AG	6/18/15	978
USD	136,602	EUR	109,303	Deutsche Bank AG	6/18/15	467
USD	661,094	EUR	525,804	Deutsche Bank AG	6/18/15	6,218
USD	130,490	EUR	103,860	Deutsche Bank AG	6/18/15	1,135
USD	136,235	EUR	109,478	Deutsche Bank AG	6/18/15	(118)
USD	5,133	EUR	4,082	JPMorgan Chase Bank N.A.	6/18/15	49
USD	123,084	EUR	98,696	JPMorgan Chase Bank N.A.	6/18/15	161
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	4,495
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	18,533
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	23,512
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	11,640
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	3,698
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	14,254
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	11,037
USD	1,218,240	JPY	124,260,500	JPMorgan Chase Bank N.A.	9/02/16	154,686
Total						$640,187

•	OTC interest rate swaptions purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.10	Pay	3-Month LIBOR	12/29/14	USD	18,000	$37

•	OTC options purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Barclays Bank PLC	Call	JPY	1,068.00	12/15/14	USD	500	$20,284
USD Currency	Citigroup, Inc.	Call	EUR	3.37	12/15/14	USD	300	3,611
USD Currency	Citigroup, Inc.	Call	USD	13.80	12/15/14	USD	300	3,781
JPY Currency	Citibank N.A.	Put	USD	90.00	12/24/14	JPY	2,550	615,771
JPY Currency	Citigroup, Inc.	Put	JPY	95.00	1/22/15	JPY	1,222,500	2,558,348
EUR Currency	Citibank N.A.	Put	EUR	1.32	5/12/15	EUR	5,400	427,735
Total								$3,629,530

•	OTC options written as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)	Market Value
USD Currency	Citigroup, Inc.	Call	EUR	3.40	12/15/14	300	$(2,051)
USD Currency	Citigroup, Inc.	Call	USD	14.00	12/15/14	300	(1,443)
USD Currency	Barclays Bank PLC	Call	JPY	1,085.00	12/15/14	500	(12,900)

Total							$(16,394)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	33

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	OTC credit default swaps — buy protection outstanding as of November 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	130	$(1,785)	$(953)	$(832)
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/15	USD	370	(5,081)	(2,488)	(2,593)
International Lease Finance Corp.	5.00%	Deutsche Bank AG	9/20/15	USD	2,000	(66,358)	(69,377)	3,019
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(95,907)	(85,861)	(10,046)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(95,907)	(82,744)	(13,163)
DISH DBS Corp.	5.00%	Goldman Sachs International	3/20/16	USD	2,500	(138,204)	(126,607)	(11,597)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(61,348)	(50,410)	(10,938)
PPL Energy Supply LLC	5.00%	Morgan Stanley & Co. LLC	6/20/16	USD	600	(41,331)	(39,828)	(1,503)
PPL Energy Supply LLC	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	600	(41,498)	(39,918)	(1,580)
Dean Foods Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	1,328	(88,582)	(61,179)	(27,403)
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/20/16	USD	560	(45,110)	(34,806)	(10,304)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(91,202)	(62,989)	(28,213)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(142,431)	(120,212)	(22,219)
Alcatel-Lucent USA, Inc.	5.00%	Goldman Sachs International	9/20/17	USD	1,000	(88,959)	(83,036)	(5,923)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(12,230)	9,222	(21,452)
Lennar Corp.	5.00%	Citibank N.A.	9/20/19	USD	200	(29,115)	(21,670)	(7,445)
Lenar Corp.	5.00%	Citibank N.A.	12/20/19	USD	300	(44,235)	(38,224)	(6,011)

Total						$(1,089,283)	$(911,080)	$(178,203)

•	OTC credit default swaps — sold protection outstanding as of November 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B	USD	100	$5,541	$(230)	$5,771
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/16	B	USD	100	5,541	1,814	3,727
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/16	B	USD	300	16,623	—	16,623
IHeart Communications, Inc.	5.00%	Goldman Sachs International	12/20/16	CCC-	USD	250	(25,717)	(24,835)	(882)
Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA-	USD	350	7,043	(1,959)	9,002
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	BBB+	USD	700	12,230	(9,222)	21,452
Markit LCDX North America Index, Series 19	2.50%	Barclays Capital, Inc.	12/20/17	NR	USD	380	17,048	3,182	13,866
Markit LCDX North America Index, Series 19	2.50%	Barclays Capital, Inc.	12/20/17	NR	USD	380	17,048	3,194	13,854
Berkshire Hathaway, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/18	AA-	USD	400	8,843	(1,569)	10,412
Markit LCDX North America Index, Series 21	2.50%	Credit Suisse Securities (USA) LLC	12/20/18	NR	USD	297	12,466	9,284	3,182
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/20/18	B	USD	400	33,717	21,756	11,961
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB+	USD	500	1,369	(1,709)	3,078
Anadarko Petroleum Corp.	1.00%	Barclays Capital, Inc.	9/20/19	BBB-	USD	500	5,343	11,281	(5,938)
Beazer Homes USA, Inc.	5.00%	Citibank N.A.	9/20/19	CCC	USD	200	9,609	3,912	5,697
Portugal Republic	1.00%	Deutsche Bank AG	9/20/19	BB	USD	450	(12,841)	(22,803)	9,962
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB+	USD	300	(136)	(2,285)	2,149
Valero Energy Corp.	1.00%	Goldman Sachs International	9/20/19	BBB	USD	800	5,797	3,259	2,538
Tate & Lyle International Finance PLC	1.00%	Citibank N.A.	9/20/19	BBB	EUR	350	3,412	7,375	(3,963)
Poland Republic	1.00%	Goldman Sachs International	12/20/19	A-	USD	400	7,624	7,018	606
Beazer Homes USA, Inc.	5.00%	Citibank N.A.	12/20/19	CCC	USD	300	12,415	8,563	3,852
Markit MCDX North America Index, Series 23	1.00%	Citibank N.A.	12/20/19	AA	USD	500	5,292	3,335	1,957
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BBB	USD	500	(41,465)	(29,975)	(11,490)
Markit MCDX North America Index, Series 23	1.00%	Goldman Sachs International	12/20/24	AA-	USD	700	(13,660)	(17,415)	3,755
Markit CMBX North America AM Index Series 2	0.50%	Credit Suisse Securities (USA) LLC	3/15/49	BBB+	USD	540	(5,096)	(7,459)	2,363
Markit CMBX North America AM Index, Series 2	0.50%	Credit Suisse Securities (USA) LLC	3/15/49	BBB+	USD	290	(2,737)	(4,184)	1,447
Total							$85,309	$(39,672)	$124,981
[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

34	FDP SERIES, INC.	NOVEMBER 30, 2014

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Automobiles	$23,902	—	—	$23,902
Paper & Forest Products	—	$18,000	—	18,000
Asset-Backed Securities	—	12,180,914	—	12,180,914
Corporate Bonds	—	88,355,122	—	88,355,122
Floating Rate Loan Interests	—	11,744,110	$841,313	12,585,423
Foreign Agency Obligations	—	20,672,384	—	20,672,384
Municipal Bonds	—	6,198,830	—	6,198,830
Non-Agency Mortgage-Backed Securities	—	15,332,185	—	15,332,185
U.S. Government Sponsored Agency Securities	—	46,216,762	—	46,216,762
U.S. Treasury Obligations	—	31,265,786	—	31,265,786
Investment Companies	197,235	—	—	197,235
Other Interests	3,013	—	—	3,013
Preferred Securities	661,440	4,307,500	—	4,968,940
Warrants	25,078	—	—	25,078
Time Deposits	—	35,800,827	—	35,800,827
Options Purchased	—	3,629,567	—	3,629,567
Liabilities:
Unfunded Floating Rate Interests	—	—	(1,804)	(1,804)
Total	$910,668	$275,721,987	$839,509	$277,472,164

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$150,273	—	$150,273
Foreign currency exchange contracts	—	812,110	—	812,110
Interest rate contracts	$90,934	—	—	90,934
Liabilities:
Credit contracts	—	(203,495)	—	(203,495)
Foreign currency exchange contracts	—	(188,317)	—	(188,317)
Interest rate contracts	(36,713)	—	—	(36,713)
Total	$54,221	$570,571	—	$624,792
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$201,926	—	—	$201,926
Cash pledged for OTC derivatives	880,000	—	—	880,000
Foreign currency at value	553,791	—	—	553,791
Total	$1,635,717	—	—	$1,635,717

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2014.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	35

Statements of Assets and Liabilities

November 30, 2014 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Invesco Value FDP Fund	Franklin Templeton Total Return FDP Fund
Assets
Investments at value — unaffiliated[1]	$177,434,389	$160,165,303	$158,323,638	$277,473,968
Investments at value — affiliated[2]	—	—	43,735	—
Investments sold receivable	282,707	3,569,510	466,993	1,017,696
Interest receivable	—	—	—	1,796,242
Capital shares sold receivable	506,616	260,494	260,034	644,208
Dividends receivable	658,933	54,901	386,314	—
Cash pledged for financial futures contracts	—	—	—	201,926
Cash pledged as collateral for OTC derivatives	—	—	—	880,000
Unrealized appreciation on forward foreign currency exchange contracts	—	—	62,395	812,110
Foreign currency at value[3]	203	—	—	553,791
Unrealized appreciation on OTC derivatives	—	—	—	150,273
Swap premiums paid	—	—	—	93,195
Swaps receivable	—	—	—	56,815
Variation margin receivable on financial futures contracts	—	—	—	26,498
Prepaid expenses	28,478	27,509	26,734	29,948
Total assets	178,911,326	164,077,717	159,569,843	283,736,670

Liabilities
Investments purchased payable	1,680,660	—	549,843	36,316,341
Capital shares redeemed payable	489,862	522,518	468,039	561,618
Swap premiums received	—	—	—	1,043,947
Investment advisory fees payable	129,214	100,183	90,878	79,904
Service and distribution fees payable	99,046	91,509	89,078	112,801
Income dividends payable	—	—	—	325,580
Unrealized depreciation on OTC derivatives	—	—	—	203,495
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	171,923
Swaps payable	—	—	—	155,911
Officer’s and Directors’ fees payable	4,494	4,444	4,497	4,633
Options written at value[4]	—	—	—	16,394
Unrealized depreciation on unfunded floating rate loan interests	—	—	—	1,804
Variation margin payable on financial futures contracts	—	—	—	22,172
Other accrued expenses payable	123,348	88,168	84,332	140,124
Total liabilities	2,526,624	806,822	1,286,667	39,156,647
Net Assets	$176,384,702	$163,270,895	$158,283,176	$244,580,023

Net Assets Consist of
Paid-in capital	$182,687,166	$114,195,473	$121,221,080	$236,016,475
Undistributed (accumulated) net investment income (loss)	(388,461)	(1,035,422)	261,446	272,259
Accumulate net realized gain (loss)	(34,021,494)	6,208,377	(11,234,365)	2,276,772
Net unrealized appreciation/depreciation	28,107,491	43,902,467	48,035,015	6,014,517
Net Assets	$176,384,702	$163,270,895	$158,283,176	$244,580,023
[1] Investments at cost — unaffiliated	$149,295,347	$116,262,836	$110,365,913	$272,045,093
[2] Investments at cost — affiliated	—	—	$27,393	—
[3] Foreign currency at cost	$203	—	—	$573,419
[4] Premiums received	—	—	—	$4,345

See Notes to Financial Statements.

36	FDP SERIES, INC.	NOVEMBER 30, 2014

Statements of Assets and Liabilities (concluded)

November 30, 2014 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Invesco Value FDP Fund	Franklin Templeton Total Return FDP Fund
Net Asset Value
Institutional
Net assets	$6,030,069	$6,005,861	$5,740,952	$7,278,736
Shares outstanding, 100 million shares authorized, $0.10 par value	486,319	334,183	349,008	674,642
Net asset value	$12.40	$17.97	$16.45	$10.79
Investor A
Net assets	$65,208,294	$60,747,059	$58,783,606	$94,467,291
Shares outstanding, 100 million shares authorized, $0.10 par value	5,286,647	3,458,003	3,605,577	8,752,568
Net asset value	$12.33	$17.57	$16.30	$10.79
Investor C
Net assets	$105,146,339	$96,517,975	$93,758,618	$142,833,996
Shares outstanding, 100 million shares authorized, $0.10 par value	8,598,797	5,903,630	5,858,996	13,234,079
Net asset value	$12.23	$16.35	$16.00	$10.79

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	37

Statements of Operations

Six Months Ended November 30, 2014 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Invesco Value FDP Fund	Franklin Templeton Total Return FDP Fund
Investment Income
Dividends	$1,601,391	$770,927	$1,613,602	$10,958
Interest	35	—	—	3,426,761
Dividends — affiliated	—	—	480	—
Foreign taxes withheld	(122,698)	(3,348)	(23,077)	(7,562)
Total income	1,478,728	767,579	1,591,005	3,430,157

Expenses
Investment advisory	790,056	638,828	545,313	479,351
Service — Investor A	78,929	72,776	70,682	113,751
Service and distribution — Investor C	531,912	478,325	468,126	566,384
Transfer agent — Institutional	3,420	3,203	3,162	3,847
Transfer agent — Investor A	34,705	31,023	30,521	47,138
Transfer agent — Investor C	66,283	57,984	57,175	83,583
Professional	44,351	38,009	36,968	53,679
Registration	25,483	24,937	24,485	27,817
Accounting services	24,585	17,909	17,954	26,349
Custodian	54,889	5,138	5,194	19,097
Printing	10,985	10,268	10,105	12,804
Officer and Directors	9,534	9,440	9,449	9,906
Miscellaneous	13,086	8,890	9,132	29,589
Total expenses	1,688,218	1,396,730	1,288,266	1,473,295
Less fees waived by Manager	—	(39,927)	—	—
Total expenses after fees waived	1,688,218	1,356,803	1,288,266	1,473,295
Net investment income (loss)	(209,490)	(589,224)	302,739	1,956,862

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	826,521	6,263,300	5,749,079	2,054,450
Financial futures contracts	—	—	—	(169,636)
Foreign currency transactions	(21,983)	(682)	1,170,901	(219,128)
Options written	—	—	—	25,505
Swaps	—	—	—	24,965
	804,538	6,262,618	6,919,980	1,716,156
Net change in unrealized appreciation/depreciation on:
Investments	(10,068,654)	6,085,894	(709,412)	(1,842,223)
Financial futures contracts	—	—	—	54,221
Foreign currency translations	(33,503)	(19)	19,404	940,886
Options written	—	—	—	(12,049)
Swaps	—	—	—	(72,066)
Unfunded floating rate loan interests	—	—	—	(1,804)
	(10,102,157)	6,085,875	(690,008)	(933,035)
Net realized and unrealized gain (loss)	(9,297,619)	12,348,493	6,229,972	783,121
Net Increase (decrease) in Net Assets Resulting from Operations	$(9,507,109)	$11,759,269	$6,532,711	$2,739,983

See Notes to Financial Statements.

38	FDP SERIES, INC.	NOVEMBER 30, 2014

Statements of Changes in Net Assets
	MFS Research International FDP Fund		Marsico Growth FDP Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income (loss)	$(209,490)	$2,331,251	$(589,224)	$(1,128,317)
Net realized gain	804,538	4,095,815	6,262,618	12,258,572
Net change in unrealized appreciation/depreciation	(10,102,157)	14,136,191	6,085,875	10,541,730
Net increase (decrease) in net assets resulting from operations	(9,507,109)	20,563,257	11,759,269	21,671,985

Distributions to Shareholders From[1]
Net investment income:
Institutional	(120,250)	(72,887)	(157,275)	(240,319)
Investor A	(1,127,458)	(624,124)	(1,584,801)	(2,231,668)
Investor C	(1,199,330)	(542,424)	(2,834,885)	(3,880,010)
Decrease in net assets resulting from distributions to shareholders	(2,447,038)	(1,239,435)	(4,576,961)	(6,351,997)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	11,315,438	18,719,632	2,264,690	12,381,919

Net Assets
Total increase (decrease) in net assets	(638,709)	38,043,454	9,446,998	27,701,907
Beginning of period	177,023,411	138,979,957	153,823,897	126,121,990
End of period	$176,384,702	$177,023,411	$163,270,895	$153,823,897
Undistributed net investment income (loss), end of period	$(388,461)	$2,268,067	$(1,035,422)	$(446,198)
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	39

Statements of Changes in Net Assets (concluded)
	Invesco Value FDP Fund		Franklin Templeton Total Return FDP Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$302,739	$965,260	$1,956,862	$4,391,939
Net realized gain (loss)	6,919,980	4,822,386	1,716,156	(503,503)
Net change in unrealized appreciation/depreciation	(690,008)	16,839,995	(933,035)	2,434,132
Net increase in net assets resulting from operations	6,532,711	22,627,641	2,739,983	6,322,568

Distributions to Shareholders From[1]
Net investment income:
Institutional	(22,790)	(29,096)	(77,524)	(162,613)
Investor A	(117,793)	(244,194)	(878,892)	(1,812,913)
Investor B	—	—	—	(772)
Investor C	—	(236,358)	(968,556)	(2,327,630)
Net realized gain:
Institutional	—	—	—	(5,818)
Investor A	—	—	—	(71,145)
Investor C	—	—	—	(117,542)
Decrease in net assets resulting from distributions to shareholders	(140,583)	(509,648)	(1,924,972)	(4,498,433)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	197,879	6,073,674	11,084,325	43,542,379

Net Assets
Total increase in net assets	6,590,007	28,191,667	11,899,336	45,366,514
Beginning of period	151,693,169	123,501,502	232,680,687	187,314,173
End of period	$158,283,176	$151,693,169	$244,580,023	$232,680,687
Undistributed net investment income, end of period	$261,446	$99,290	$272,259	$240,369
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	FDP SERIES, INC.	NOVEMBER 30, 2014

Financial Highlights	MFS Research International FDP Fund

	Institutional
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$13.32		$11.77	$9.45	$11.98	$9.02		$8.59
Net investment income[1]	0.03		0.28	0.19	0.20	0.17		0.16
Net realized and unrealized gain (loss)	(0.69)		1.45	2.31	(2.56)	2.95	[2]	0.42	[2]
Net increase (decrease) from investment operations	(0.66)		1.73	2.50	(2.36)	3.12		0.58
Distributions from net investment income[3]	(0.26)		(0.18)	(0.18)	(0.17)	(0.16)		(0.15)
Net asset value, end of period	$12.40		$13.32	$11.77	$9.45	$11.98		$9.02

Total Return[4]
Based on net asset value	(5.02)%	[5]	14.88%	26.81%	(19.97)%	35.00%	[6]	6.76%	[6]

Ratios to Average Net Assets
Total expenses	1.22%	[7]	1.23%	1.27%	1.31%	1.27%		1.35%
Net investment income	0.46%	[7]	2.21%	1.73%	1.89%	1.62%		1.67%

Supplemental Data
Net assets, end of period (000)	$6,030		$5,961	$4,768	$3,761	$3,788		$2,405
Portfolio turnover rate	12%		29%	34%	39%	44%		61%
[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes redemption fees received by the Fund, which had an impact of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	41

Financial Highlights (continued)	MFS Research International FDP Fund

	Investor A
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$13.24		$11.70	$9.41	$11.93	$8.97		$8.55
Net investment income[1]	0.01		0.25	0.16	0.17	0.14		0.14
Net realized and unrealized gain (loss)	(0.68)		1.45	2.29	(2.55)	2.95	[2]	0.40	[2]
Net increase (decrease) from investment operations	(0.67)		1.70	2.45	(2.38)	3.09		0.54
Distributions from net investment income[3]	(0.24)		(0.16)	(0.16)	(0.14)	(0.13)		(0.12)
Net asset value, end of period	$12.33		$13.24	$11.70	$9.41	$11.93		$8.97

Total Return[4]
Based on net asset value	(5.17)%	[5]	14.67%	26.34%	(20.15)%	34.87%	[6]	6.40%	[6]

Ratios to Average Net Assets
Total expenses	1.47%	[7]	1.48%	1.51%	1.55%	1.52%		1.60%
Net investment income	0.21%	[7]	2.00%	1.51%	1.67%	1.29%		1.42%

Supplemental Data
Net assets, end of period (000)	$65,208		$62,636	$43,560	$30,343	$29,747		$21,502
Portfolio turnover rate	12%		29%	34%	39%	44%		61%
[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes redemption fees received by the Fund, which had an impact of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

42	FDP SERIES, INC.	NOVEMBER 30, 2014

Financial Highlights (concluded)	MFS Research International FDP Fund

	Investor C
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$13.08	$11.57	$9.29	$11.78	$8.86		$8.43
Net investment income (loss)[1]	(0.03)	0.14	0.07	0.08	0.05		0.06
Net realized and unrealized gain (loss)	(0.68)	1.44	2.28	(2.52)	2.93	[2]	0.42	[2]
Net increase (decrease) from investment operations	(0.71)	1.58	2.35	(2.44)	2.98		0.48
Distributions from net investment income[3]	(0.14)	(0.07)	(0.07)	(0.05)	(0.06)		(0.05)
Net asset value, end of period	$12.23	$13.08	$11.57	$9.29	$11.78		$8.86

Total Return[4]
Based on net asset value	(5.45)% [5]	13.72%	25.46%	(20.77)%	33.81%	[6]	5.71%	[6]

Ratios to Average Net Assets
Total expenses	2.23% [7]	2.24%	2.27%	2.31%	2.28%		2.35%
Net investment income (loss)	(0.55)% [7]	1.16%	0.69%	0.79%	0.48%		0.66%

Supplemental Data
Net assets, end of period (000)	$105,146	$108,426	$89,448	$77,861	$104,687		$85,137
Portfolio turnover rate	12%	29%	34%	39%	44%		61%
[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes redemption fees received by the Fund, which had an impact of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	43

Financial Highlights	Marsico Growth FDP Fund

	Institutional
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$17.11		$15.23	$12.63	$12.68	$9.88	$8.29
Net investment income (loss)[1]	0.00	[2]	(0.02)	0.07	0.03	0.02	0.02
Net realized and unrealized gain (loss)	1.34		2.67	2.53	(0.08)	2.78	1.57
Net increase (decrease) from investment operations	1.34		2.65	2.60	(0.05)	2.80	1.59
Distributions from net realized gain[3]	(0.48)		(0.77)	—	—	—	—
Net asset value, end of period	$17.97		$17.11	$15.23	$12.63	$12.68	$9.88

Total Return[4]
Based on net asset value	7.99%	[5]	17.70%	20.59%	(0.39)%	28.34%	19.18%

Ratios to Average Net Assets
Total expenses	1.05%	[6]	1.07%	1.13%	1.14%	1.10%	1.18%
Total expenses after fees waived and paid indirectly	1.00%	[6]	1.02%	1.08%	1.14%	1.10%	1.18%
Net investment income (loss)	(0.04)%	[6]	(0.10)%	0.54%	0.27%	0.19%	0.22%

Supplemental Data
Net assets, end of period (000)	$6,006		$5,597	$4,789	$3,787	$3,430	$2,365
Portfolio turnover rate	35%		101%	127%	61%	66%	72%
[1]	Based on average shares outstanding.
[2]	Amount is less than 0.005.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

44	FDP SERIES, INC.	NOVEMBER 30, 2014

Financial Highlights (continued)	Marsico Growth FDP Fund

	Investor A
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.75		$14.94	$12.43	$12.50	$9.77	$8.21
Net investment income (loss)[1]	(0.02)		(0.06)	0.04	0.00 [2]	(0.01)	(0.00)[3]
Net realized and unrealized gain (loss)	1.32		2.62	2.47	(0.07)	2.74	1.56
Net increase (decrease) from investment operations	1.30		2.56	2.51	(0.07)	2.73	1.56
Distributions from net realized gain[4]	(0.48)		(0.75)	—	—	—	—
Net asset value, end of period	$17.57		$16.75	$14.94	$12.43	$12.50	$9.77

Total Return[5]
Based on net asset value	7.92%	[6]	17.42%	20.19%	(0.56)%	27.94%	19.00%

Ratios to Average Net Assets
Total expenses	1.30%	[7]	1.32%	1.38%	1.39%	1.35%	1.42%
Total expenses after fees waived and paid indirectly	1.25%	[7]	1.27%	1.33%	1.39%	1.35%	1.42%
Net investment income (loss)	(0.29)%	[7]	(0.35)%	0.30%	0.02%	(0.06)%	(0.03)%

Supplemental Data
Net assets, end of period (000)	$60,747		$55,133	$40,097	$28,104	$24,809	$19,779
Portfolio turnover rate	35%		101%	127%	61%	66%	72%
[1]	Based on average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Amount is greater than $(0.005) per share.
[4]	Distributions from annual periods determined in accordance with federal income tax regulations.
[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	45

Financial Highlights (concluded)	Marsico Growth FDP Fund

	Investor C
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.68		$14.08	$11.79	$11.96	$9.41	$7.97
Net investment loss[1]	(0.08)		(0.17)	(0.06)	(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	1.23		2.46	2.35	(0.08)	2.64	1.51
Net increase (decrease) from investment operations	1.15		2.29	2.29	(0.17)	2.55	1.44
Distributions from net realized gain[2]	(0.48)		(0.69)	—	—	—	—
Net asset value, end of period	$16.35		$15.68	$14.08	$11.79	$11.96	$9.41

Total Return[3]
Based on net asset value	7.50%	[4]	16.48%	19.42%	(1.42)%	27.10%	18.07%

Ratios to Average Net Assets
Total expenses	2.06%	[5]	2.08%	2.13%	2.15%	2.11%	2.17%
Total expenses after fees waived and paid indirectly	2.01%	[5]	2.03%	2.08%	2.15%	2.11%	2.17%
Net investment (loss)	(1.05)%	[5]	(1.11)%	(0.46)%	(0.75)%	(0.82)%	(0.78)%

Supplemental Data
Net assets, end of period (000)	$96,518		$93,094	$80,148	$72,267	$87,554	$77,640
Portfolio turnover rate	35%		101%	127%	61%	66%	72%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.

See Notes to Financial Statements.

46	FDP SERIES, INC.	NOVEMBER 30, 2014

Financial Highlights	Invesco Value FDP Fund

	Institutional
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.78		$13.36	$9.97	$10.69	$8.53	$7.00
Net investment income[1]	0.09		0.21	0.16	0.15	0.12	0.08
Net realized and unrealized gain (loss)	0.65		2.30	3.36	(0.72)	2.10	1.51
Net increase (decrease) from investment operations	0.74		2.51	3.52	(0.57)	2.22	1.59
Distributions from net investment income[2]	(0.07)		(0.09)	(0.13)	(0.15)	(0.06)	(0.06)
Net asset value, end of period	$16.45		$15.78	$13.36	$9.97	$10.69	$8.53

Total Return[3]
Based on net asset value	4.67%	[4]	18.89%	35.68%	(5.36)%	26.09%	22.83%

Ratios to Average Net Assets
Total expenses	0.96%	[5]	0.98%	1.06%	1.05%	1.00%	1.08%
Net investment income	1.08%	[5]	1.43%	1.37%	1.46%	1.25%	0.98%

Supplemental Data
Net assets, end of period (000)	$5,741		$5,373	$4,330	$3,347	$3,226	$2,351
Portfolio turnover rate	10%		14%	13%	17%	24%	19%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	47

Financial Highlights (continued)	Invesco Value FDP Fund

	Investor A
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.63		$13.26	$9.89	$10.61	$8.51	$6.99
Net investment income[1]	0.07		0.17	0.13	0.12	0.10	0.07
Net realized and unrealized gain (loss)	0.63		2.28	3.35	(0.72)	2.08	1.50
Net increase (decrease) from investment operations	0.70		2.45	3.48	(0.60)	2.18	1.57
Distributions from net investment income[2]	(0.03)		(0.08)	(0.11)	(0.12)	(0.08)	(0.05)
Net asset value, end of period	$16.30		$15.63	$13.26	$9.89	$10.61	$8.51

Total Return[3]
Based on net asset value	4.51%	[4]	18.56%	35.47%	(5.63)%	25.72%	22.61%

Ratios to Average Net Assets
Total expenses	1.20%	[5]	1.22%	1.30%	1.30%	1.25%	1.32%
Net investment income	0.84%	[5]	1.19%	1.13%	1.22%	1.00%	0.85%

Supplemental Data
Net assets, end of period (000)	$58,784		$54,119	$38,807	$26,457	$24,215	$19,197
Portfolio turnover rate	10%		14%	13%	17%	24%	19%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.

See Notes to Financial Statements.

48	FDP SERIES, INC.	NOVEMBER 30, 2014

Financial Highlights (concluded)	Invesco Value FDP Fund

	Investor C
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.37		$13.09	$9.77	$10.47	$8.43	$6.95
Net investment income[1]	0.01		0.06	0.04	0.04	0.02	0.01
Net realized and unrealized gain (loss)	0.62		2.26	3.30	(0.70)	2.05	1.50
Net increase (decrease) from investment operations	0.63		2.32	3.34	(0.66)	2.07	1.51
Distributions from net investment income[2]	—		(0.04)	(0.02)	(0.04)	(0.03)	(0.03)
Net asset value, end of period	$16.00		$15.37	$13.09	$9.77	$10.47	$8.43

Total Return[3]
Based on net asset value	4.10%	[4]	17.76%	34.30%	(6.28)%	24.61%	21.84%

Ratios to Average Net Assets
Total expenses	1.97%	[5]	1.98%	2.06%	2.05%	2.01%	2.08%
Net investment income	0.07%	[5]	0.41%	0.37%	0.46%	0.24%	0.11%

Supplemental Data
Net assets, end of period (000)	$93,759		$92,201	$79,259	$67,211	$85,130	$75,817
Portfolio turnover rate	10%		14%	13%	17%	24%	19%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	49

Financial Highlights	Franklin Templeton Total Return FDP Fund

	Institutional
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.75		$10.71	$10.56	$10.50	$9.78	$8.97
Net investment income[1]	0.12		0.28	0.30	0.33	0.38	0.42
Net realized and unrealized gain	0.04		0.06	0.23	0.08	0.72	0.81
Net increase from investment operations	0.16		0.34	0.53	0.41	1.10	1.23
Distributions from:[2]
Net investment income	(0.12)		(0.29)	(0.38)	(0.35)	(0.38)	(0.42)
Net realized gain	—		(0.01)	—	—	—	—
Total distributions	(0.12)		(0.30)	(0.38)	(0.35)	(0.38)	(0.42)
Net asset value, end of period	$10.79		$10.75	$10.71	$10.56	$10.50	$9.78

Total Return[3]
Based on net asset value	1.47%	[4]	3.18%	5.03%	3.89%	11.37%	13.88%

Ratios to Average Net Assets
Total expenses	0.66%	[5]	0.68%	0.71%	0.74%	0.71%	0.78%
Net investment income	2.20%	[5]	2.71%	2.76%	3.16%	3.71%	4.39%

Supplemental Data
Net assets, end of period (000)	$7,279		$6,791	$5,506	$4,809	$3,989	$2,828
Portfolio turnover rate[6]	134%		296%	322%	292%	200%	206%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six-Months Ended November 30, 2014	Year Ended May 31,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding MDRs)	34%	137%	128%	137%	80%	47%

See Notes to Financial Statements.

50	FDP SERIES, INC.	NOVEMBER 30, 2014

Financial Highlights (continued)	Franklin Templeton Total Return FDP Fund

	Investor A
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.76		$10.71	$10.57	$10.50	$9.79	$8.98
Net investment income[1]	0.11		0.26	0.27	0.30	0.35	0.40
Net realized and unrealized gain	0.02		0.06	0.23	0.09	0.71	0.81
Net increase from investment operations	0.13		0.32	0.50	0.39	1.06	1.21
Distributions from:[2]
Net investment income	(0.10)		(0.26)	(0.36)	(0.32)	(0.35)	(0.40)
Net realized gain	—		(0.01)	—	—	—	—
Total distributions	(0.10)		(0.27)	(0.36)	(0.32)	(0.35)	(0.40)
Net asset value, end of period	$10.79		$10.76	$10.71	$10.57	$10.50	$9.79

Total Return[3]
Based on net asset value	1.26%	[4]	3.03%	4.67%	3.74%	10.99%	13.60%

Ratios to Average Net Assets
Total expenses	0.90%	[5]	0.93%	0.95%	0.99%	0.96%	1.02%
Net investment income	1.96%	[5]	2.46%	2.51%	2.90%	3.47%	4.15%

Supplemental Data
Net assets, end of period (000)	$94,467		$86,986	$63,283	$48,467	$38,482	$31,586
Portfolio turnover rate[6]	134%		296%	322%	292%	200%	206%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six-Months Ended November 30, 2014	Year Ended May 31,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding MDRs)	34%	137%	128%	137%	80%	47%

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	51

Financial Highlights (concluded)	Franklin Templeton Total Return FDP Fund

	Investor C
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.76		$10.71	$10.57	$10.50	$9.79	$8.98
Net investment income[1]	0.08		0.20	0.21	0.24	0.30	0.34
Net realized and unrealized gain	0.02		0.06	0.23	0.09	0.70	0.81
Net increase from investment operations	0.10		0.26	0.44	0.33	1.00	1.15
Distributions from:[2]
Net investment income	(0.07)		(0.20)	(0.30)	(0.26)	(0.29)	(0.34)
Net realized gain	—		(0.01)	—	—	—	—
Total distributions	(0.07)		(0.21)	(0.30)	(0.26)	(0.29)	(0.34)
Net asset value, end of period	$10.79		$10.76	$10.71	$10.57	$10.50	$9.79

Total Return[3]
Based on net asset value	0.97%	[4]	2.45%	4.10%	3.16%	10.38%	12.97%

Ratios to Average Net Assets
Total expenses	1.47%	[5]	1.49%	1.51%	1.54%	1.52%	1.57%
Net investment income	1.39%	[5]	1.90%	1.96%	2.35%	2.92%	3.60%

Supplemental Data
Net assets, end of period (000)	$142,834		$138,904	$116,996	$113,271	$131,002	$120,836
Portfolio turnover rate[6]	134%		296%	322%	292%	200%	206%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six-Months Ended November 30, 2014	Year Ended May 31,
		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding MDRs)	34%	137%	128%	137%	80%	47%

See Notes to Financial Statements.

52	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

FDP Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein referred to as	Diversification Classification
MFS Research International FDP Fund	MFS Fund	Diversified
Marsico Growth FDP Fund	Marsico Fund	Diversified
Invesco Value FDP Fund	Invesco Fund	Diversified
Franklin Templeton Total Return FDP Fund	Franklin Templeton Fund	Diversified

Each Fund offers multiple classes of shares. Information in this book pertains to the Institutional, Investor A, and Investor C Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing, expenses related to the distribution, and may be subject to a CDSC of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

On June 10, 2013, certain of the Funds’ share classes converted into other existing share classes, with the same relative aggregate net asset value as the original shares held immediately prior to the conversion, as follows:

	Original Shares	New Shares
MFS Fund	Investor B	Investor A
Marsico Fund	Investor B	Investor A
Invesco Fund	Investor B	Investor A
Franklin Templeton Fund	Investor B	Investor A

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Funds (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

FDP SERIES, INC.	NOVEMBER 30, 2014	53

Notes to Financial Statements (continued)

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of

54	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, forward foreign currency exchange contracts, options written, swaps, short sales, and structured options) that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: For MFS Fund, Marsico Fund and Invesco Fund, dividends and distributions paid by the Funds are recorded on the ex-dividend dates. For Franklin Templeton Fund, dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Franklin Templeton Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Franklin Templeton Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury.

Inflation-Indexed Bonds: Franklin Templeton Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed

FDP SERIES, INC.	NOVEMBER 30, 2014	55

Notes to Financial Statements (continued)

bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: Franklin Templeton Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: Franklin Templeton Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: Franklin Templeton Fund may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Certain Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Franklin Templeton Fund may invest in floating rate loan interests. The floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

56	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, Franklin Templeton Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of November 30, 2014, the Fund had no outstanding unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Franklin Templeton Fund may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, TBA commitments may be entered into by the Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Fund is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not. To the extent amounts due to the Fund are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Franklin Templeton Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Fund’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

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Notes to Financial Statements (continued)

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates or foreign currency exchange and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a foreign forward currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Certain Funds also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Funds but not yet delivered, or committed or anticipated to be purchased by the Funds.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

58	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

Transactions in options written including currency options for the six months ended November 30, 2014 were as follows:

Calls
	Contracts	Notional (000)[1]	Premiums Received
Outstanding options, beginning of year	—	—	—
Options written	—	1,100	$4,345
Options exercised	—	—	—
Options expired	—	—	—
Options closed	—	—	—
Outstanding options, end of year	—	1,100	$4,345
[1]	Amount shown is in the currency in which the transaction was denominated.

Swaps: Certain Funds enter into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
FDP SERIES, INC.	NOVEMBER 30, 2014	59

Notes to Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of November 30, 2014

	Derivative Assets
	Statements of Assets and Liabilities Location	Invesco Fund	Franklin Templeton Fund

Credit contracts	Unrealized appreciation on OTC derivatives; Swap premiums paid	—	$243,468
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts; Investments at value-unaffiliated[1]	$62,395	4,441,640
Interest rate contracts	Net unrealized appreciation/depreciation[2] Unrealized appreciation/depreciation on OTC derivatives	—	90,971

Total		$62,395	$4,776,079

	Derivative Liabilities

	Statements of Assets and Liabilities Location	Franklin Templeton Fund
Credit contracts	Unrealized depreciation on OTC derivatives; Swap premiums received	$1,247,442
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	188,317
Interest rate contracts	Net unrealized appreciation/depreciation[2] Unrealized appreciation/depreciation on OTC derivatives	36,713

Total		$1,472,472

[1]	Includes options purchased at value as reported in the Schedules of Investments.
[2]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2014

	Net Realized Gain (Loss) From			Net Change in Unrealized Appreciation/Depreciation On
	MFS Fund	Invesco Fund	Franklin Templeton Fund	Invesco Fund	Franklin Templeton Fund

Interest rate contracts:
Financial futures contracts	—	—	$(169,636)	—	$54,221
Options[3]	—	—	—	—	(162,864)
Foreign currency exchange contracts:
Foreign currency transactions	$(339)	$1,171,334	(176,168)	$21,105	993,039
Options[3]	—	—	329,657	—	2,152,192
Credit Contracts:
Swaps	—	—	24,965	—	(72,066)
Total	$(339)	$1,171,334	$8,818	$21,105	$2,964,522
[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.
60	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

For the six months ended November 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MFS Fund		Invesco Fund	Franklin Templeton Fund
Financial futures contracts:
Average number of contracts purchased	—		—	24
Average number of contracts sold	—		—	117
Average notional value of contracts purchased	—		—	$3,130,820
Average notional value of contracts sold	—		—	$16,292,277
Forward foreign currency exchange contracts:
Average number of contracts — USD purchased	1	[1]	17	52
Average number of contracts — USD sold	2		52	32
Average USD amounts purchased	$80,337	[1]	$15,837,828	$14,255,589
Average USD amounts sold	$6,753		$47,747,913	$7,183,338
Options:
Average number of option contracts purchased	—		—	1,231,434,387
Average number of option contracts written	—		—	550,000
Average notional value of option contracts purchased	—		—	$20,619,696
Average notional value of option contracts written	—		—	$550,000
Average number of swaption contracts purchased	—		—	1
Average number of swaption contracts written	—		—	—
Average notional value of swaption contracts purchased	—		—	$18,000,000
Average notional value of swaption contracts written	—		—	—
Credit default swaps:
Average number of contracts — buy protection	—		—	16
Average number of contracts — sell protection	—		—	24
Average notional value — buy protection	—		—	$14,688,000
Average notional value — sell protection	—		—	$9,684,874
[1]	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform.

With exchange-traded purchased options and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

FDP SERIES, INC.	NOVEMBER 30, 2014	61

Notes to Financial Statements (continued)

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance. Likewise, to the extent a Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

As of November 30, 2014 the Funds’ derivative assets and liabilities (by type) are as follows:

Invesco Fund	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$62,395	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$62,395	—

Franklin Templeton Fund	Assets		Liabilities
Derivative Financial Instruments:
Financial Futures contracts	$26,498		$22,172
Forward foreign currency exchange contracts	812,110		171,923
Options	3,629,567	[1]	16,394
Swaps — OTC[2]	243,468		1,247,442
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,711,643		1,457,931
Derivatives not subject to an MNA	(26,498)		(22,172)
Total derivative assets and liabilities subject to an MNA	$4,685,145		$1,435,759
[1]	Includes options purchased at value which is included in Investments at value—unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.
[2]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Funds as of November 30, 2014:

Invesco Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]
Barclays Bank PLC	$14,733	—	—	—	$14,733
Canadian Imperial Bank of Commerce	15,163	—	—	—	15,163
Deutsche Bank AG	15,379	—	—	—	15,379
Goldman Sachs International	15,566	—	—	—	15,566
Royal Bank of Canada	1,554	—	—	—	1,554
Total	$62,395	—	—	—	$62,395
[3]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[4]	Net amount represents the net amount receivable from the counterparty in the event of default.
62	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)
Franklin Templeton Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[3]	Cash Collateral Received	Net Amount Of Derivative Assets[2]
Barclays Bank PLC	$36,706	$(29,757)	—	—	$6,949
Barclays Capital, Inc.	101,258	(56,129)	—	—	45,129
Citibank N.A.	1,084,735	(78,907)	$(1,005,828)	—	—
Citigroup, Inc.	2,565,740	(3,494)	—	—	2,562,246
Credit Suisse Securities (USA) LLC	57,362	(43,886)	—	—	13,476
Deutsche Bank AG	611,817	(304,799)	—	—	307,018
Goldman Sachs International	17,176	(17,176)	—	—	—
JPMorgan Chase Bank N.A.	210,351	(210,351)	—	—	—
Total	$4,685,145	$(744,499)	$(1,005,828)	—	$2,934,818

Franklin Templeton Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Barclays Bank PLC	$29,757	$(29,757)	—	—	—
Barclays Capital, Inc.	56,129	(56,129)	—	—	—
Citibank N.A.	78,907	(78,907)	—	—	—
Citigroup, Inc.	3.494	(3,494)
Credit Suisse Securities (USA) LLC	43,886	(43,886)	—	—	—
Deutsche Bank AG	304,799	(304,799)	—	—	—
Goldman Sachs International	604,540	(17,176)	—	$(587,364)	—
HSBC Bank PLC	10,423	—	—	—	$10,423
JPMorgan Chase Bank N.A.	232,428	(210,351)	—	(22,077)	—
Morgan Stanley & Co. LLC	71,396	—	—	—	71,396
Total	$1,435,759	$(744,499)	—	$(609,441)	$81,819
[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[4]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[5]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Not exceeding $1 Billion	0.90%	0.80%	0.70%	0.40%
In excess of $1 Billion but not more than $3 Billion	0.85%	0.75%	0.66%	0.38%
In excess of $3 Billion but not more than $5 Billion	0.81%	0.72%	0.63%	0.36%
In excess of $5 Billion but not more than $10 Billion	0.78%	0.70%	0.61%	0.35%
In excess of $10 Billion	0.77%	0.68%	0.60%	0.34%

FDP SERIES, INC.	NOVEMBER 30, 2014	63

Notes to Financial Statements (continued)

The Manager entered into sub-advisory agreements on behalf of each Fund. Pursuant to the sub-advisory agreements, the Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the Manager’s investment advisory fee at the following annual rates, based on each Fund’s average daily net assets:

	Sub-Advisor	Sub-Advisory Fee
MFS Fund	Massachusetts Financial Services Company	0.45%
Marsico Fund	Marsico Capital Management, LLC	0.40%
Invesco Fund	Invesco Advisers, Inc.	0.35%
Franklin Templeton Fund	Franklin Advisers, Inc.	0.25%

For the six months ended November 30, 2014, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

MFS Fund	$830
Marsico Fund	$738
Invesco Fund	$735
Franklin Templeton Fund	$1,101

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

Service Fees	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Investor A Shares	0.25%	0.25%	0.25%	0.25%
Investor C Shares	0.25%	0.25%	0.25%	0.25%
Distribution Fees
Investor C Shares	0.75%	0.75%	0.75%	0.55%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

The Manager has agreed to voluntarily waive, as a percentage of average daily net assets, 0.05% of its advisory fee payable by Marsico Fund. This amount is shown as fees waived by Manager in the Statements of Operations. This voluntary waiver may be reduced or discontinued at any time without notice.

The Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2014, this waiver and/or reimbursement was voluntary. The expense limitation as a percentage of average daily net assets is as follows:

	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund
Institutional Shares	1.95%	1.95%	1.95%	1.95%
Investor A Shares	2.20%	2.20%	2.20%	2.20%
Investor C Shares	2.95%	2.95%	2.95%	2.75%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to October 1, 2015 unless terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager did not waive or reimburse any fees or expenses under these arrangements during the six months ended November 30, 2014.

64	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

For the six months ended November 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
MFS Fund	$16,672
Marsico Fund	$15,068
Invesco Fund	$14,943
Franklin Templeton Fund	$26,019

For the six months ended November 30, 2014, affiliates received CDSCs as follows:

	Investor A	Investor C
MFS Fund	$1,309	$7,558
Marsico Fund	$266	$6,659
Invesco Fund	$273	$6,308
Franklin Templeton Fund	$196	$14,189

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended November 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
MFS Fund	$292,237	$114,055
Invesco Fund	—	$65,240

6. Purchases and Sales:

Purchases and sales of investments, including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and U.S. government securities, for the six months ended November 30, 2014, were as follows:

	Purchases	Sales
MFS Fund	$30,419,732	$20,269,058
Marsico Fund	$52,687,404	$58,560,495
Invesco Fund	$15,355,079	$15,017,548
Franklin Templeton Fund	$282,666,616	$301,688,218

Sales of U.S. government securities for Franklin Templeton Fund for the six months ended November 30, 2014, were $43,079,776.

For the six months ended November 30, 2014, purchases and sales related to mortgage dollar rolls for Franklin Templeton Fund were $210,816,686 and $211,371,589, respectively.

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended May 31, 2014. The statutes of limitations on the Each Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

FDP SERIES, INC.	NOVEMBER 30, 2014	65

Notes to Financial Statements (continued)

As of May 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	MFS Fund	Invesco Fund
2017	$1,902,151	—
2018	30,473,505	$16,922,713
Total	$32,375,656	$16,922,713

As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MFS Fund	Marsico Fund	Invesco Fund	Franklin Templeton Fund

Tax cost	$151,924,693	$116,317,071	$111,624,938	$272,083,135
Gross unrealized appreciation	$35,669,184	$44,920,235	$50,392,500	$8,850,261
Gross unrealized depreciation	(10,159,488)	(1,072,003)	(3,650,065)	(3,459,428)
Net unrealized appreciation	$25,509,696	$43,848,232	$46,742,435	$5,390,833

8. Bank Borrowings:

The Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Funds can borrow up to $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The agreement expires in April 2015. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended November 30, 2014.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

MFS Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When MFS Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

MFS Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of MFS Fund’s investments.

66	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

As of November 30, 2014, MFS Fund had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	16%
Pharmaceuticals	10%
Oil, Gas & Consumable Fuels	6%
Other[1]	68%
[1]	All other industries held were each less than 5% of long-term investments.

As of November 30, 2014, Marsico Fund invested a significant portion of its assets in securities in the consumer discretionary and information technology sectors and Invesco Fund invested a significant portion of its assets in securities in the financial sector. Changes in economic conditions affecting the consumer discretionary, financials and information technology sectors would have a greater impact on the respective Fund and could affect the value, income and/or liquidity of positions in such securities.

Franklin Templeton Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Franklin Templeton Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2014		Year Ended May 31, 2014
MFS Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	68,905	$879,778	130,521	$1,637,422
Shares issued to shareholders in reinvestment of distributions	7,890	102,173	5,035	60,272
Shares redeemed	(38,105)	(488,329)	(93,181)	(1,170,251)
Net increase	38,690	$493,622	42,375	$527,443

Investor A
Shares sold and automatic conversion of shares	848,007	$10,675,259	1,685,661	$20,982,935
Shares issued to shareholders in reinvestment of distributions	76,828	990,311	43,720	521,147
Shares redeemed	(370,180)	(4,723,139)	(719,396)	(9,023,804)
Net increase	554,655	$6,942,431	1,009,985	$12,480,278

Investor B
Shares sold	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	—	—	(102,999)	$(1,212,297)
Net decrease	—	—	(102,999)	$(1,212,297)

Investor C
Shares sold	1,059,779	$13,224,731	2,029,466	$25,187,884
Shares issued to shareholders in reinvestment of distributions	78,589	1,007,500	37,334	442,786
Shares redeemed	(828,004)	(10,352,846)	(1,509,944)	(18,706,462)
Net increase	310,364	$3,879,385	556,856	$6,924,208
Total Net Increase	903,709	$11,315,438	1,506,217	$18,719,632
FDP SERIES, INC.	NOVEMBER 30, 2014	67

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2014		Year Ended May 31, 2013
Marsico Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	30,110	$523,750	75,826	$1,237,044
Shares issued to shareholders in reinvestment of distributions	7,685	129,643	11,629	188,623
Shares redeemed	(30,830)	(535,900)	(74,703)	(1,210,200)
Net increase	6,965	$117,493	12,752	$215,467

Investor A
Shares sold and automatic conversion of shares	435,475	$7,398,787	1,133,043	$17,998,647
Shares issued to shareholders in reinvestment of distributions	84,662	1,397,746	118,453	1,883,289
Shares redeemed	(353,463)	(6,027,208)	(643,233)	(10,304,696)
Net increase	166,674	$2,769,325	608,263	$9,577,240

Investor B
Shares sold	—	—	—	—
Shares redeemed and automatic conversion of shares	—	—	(77,458)	$(1,091,164)
Net decrease			(77,458)	$(1,091,164)

Investor C
Shares sold	526,159	$8,344,728	1,350,231	$20,259,097
Shares issued to shareholders in reinvestment of distributions	155,494	2,396,114	213,831	3,194,465
Shares redeemed	(714,895)	(11,362,970)	(1,320,133)	(19,773,186)
Net increase (decrease)	(33,242)	$(622,128)	243,929	$3,680,376
Total Net Increase	140,397	$2,264,690	787,486	$12,381,919

	Six Months Ended November 30, 2014		Year Ended May 31, 2013
Invesco Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	35,916	$579,625	84,156	$1,218,331
Shares issued to shareholders in reinvestment of distributions	1,154	18,632	1,645	22,885
Shares redeemed	(28,473)	(459875)	(69,469)	(999,760)
Net increase	8,597	$138,382	16,332	$241,456

Investor A
Shares sold and automatic conversion of shares	448,995	$7,161,616	1,192,930	$17,082,721
Shares issued to shareholders in reinvestment of distributions	6,263	100,270	14,286	197,290
Shares redeemed	(311,498)	(4,986,513)	(673,109)	(9,690,999)
Net increase	143,760	$2,275,373	534,107	$7,589,012

Investor B
Shares sold	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	—	—	(83,816)	$(1,115,587)
Net decrease	—	—	(83,816)	$(1,115,587)

Investor C
Shares sold	519,895	$8,142,627	1,342,293	$19,102,892
Shares issued to shareholders in reinvestment of distributions	—	—	13,630	186,321
Shares redeemed	(659,296)	(10,358,503)	(1,410,493)	(19,930,420)
Net decrease	(139,401)	$(2,215,876)	(54,570)	$(641,207)
Total Net Increase	12,956	$197,879	412,053	$6,073,674
68	FDP SERIES, INC.	NOVEMBER 30, 2014

Notes to Financial Statements (concluded)

	Six Months Ended November 30, 2014		Year Ended May 31, 2013
Franklin Templeton Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	95,458	$1,023,628	204,429	$2,146,812
Shares issued to shareholders in reinvestment of distributions	6,004	64,488	12,237	128,968
Shares redeemed	(58,240)	(624,618)	(99,491)	(1,051,856)
Net increase	43,222	$463,498	117,175	$1,223,924

Investor A
Shares sold and automatic conversion of shares	1,302,691	$13,980,743	3,355,892	$35,320,357
Shares issued to shareholders in reinvestment of distributions	72,427	778,352	141,443	1,491,174
Shares redeemed	(707,799)	(7,597,840)	(1,319,845)	(13,899,098)
Net increase	667,319	$7,161,255	2,177,490	$22,912,433

Investor B
Shares sold	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	—	—	(142,656)	$(1,516,378)
Net decrease	—	—	(142,656)	$(1,516,378)

Investor C
Shares sold	1,607,492	$17,252,418	4,301,545	$45,250,377
Shares issued to shareholders in reinvestment of distributions	76,451	821,553	176,930	1,864,576
Shares redeemed	(1,361,104)	(14,614,399)	(2,489,409)	(26,192,553)
Net increase	322,839	$3,459,572	1,989,066	$20,922,400
Total Net Increase	1,033,380	$11,084,325	4,141,075	$43,542,379

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FDP SERIES, INC.	NOVEMBER 30, 2014	69

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Jennifer McGovern, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer and
 Anti-Money Laundering Officer
Benjamin Archibald, Secretary

Effective September 10, 2014, Brendan Kyne resigned as a Vice President of each Fund and Jennifer McGovern became a Vice President of each Fund.

Effective December 31, 2014, Paul L. Audet and Laurence D. Fink resigned as Directors of each Fund. Effective January 1, 2015, Robert Fairbairn and John M. Perlowski were appointed to serve as Directors of each Fund.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
Massachusetts Financial
Services Company
Boston, MA 02199

Marsico Capital
Management, LLC
Denver, CO 80202

Invesco Advisers, Inc.
Atlanta, GA 30309

Franklin Advisers, Inc.
San Mateo, CA 94403

Custodian
Brown Brothers
Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Boston, MA 02110
Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019 Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809
70	FDP SERIES, INC.	NOVEMBER 30, 2014

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FDP SERIES, INC.	NOVEMBER 30, 2014	71

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FDPS-11/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: February 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: February 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: February 2, 2015

3